UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments.

Columbia Acorn Fund

Statement of Investments (Unaudited), March 31, 2010

Number of Shares		Value (000)

Equities: 97.2%
Information 25.1%
	> Business Software 5.1%
6,100,000	Informatica (a)(b)	$163,846
	Enterprise Data Integration Software
2,083,291	ANSYS (a)	89,873
	Simulation Software for Engineers & Designers
2,440,544	Micros Systems (a)	80,245
	Information Systems for Restaurants & Hotels
12,500,000	Novell (a)	74,875
	Directory, Operating System & Identity Management Software
1,100,000	Quality Systems	67,584
	IT Systems for Medical Groups & Ambulatory Care Centers
2,250,000	Blackbaud (b)	56,678
	Software & Services for Non-profits
1,035,000	Concur Technologies (a)	42,445
	Web Enabled Cost & Expense Management Software
1,842,218	Tyler Technologies (a)(b)	34,523
	Financial, Tax, Court & Document Management Systems for Local Governments
2,425,000	Kenexa (a)(b)	33,344
	Recruiting & Workforce Management Solutions
1,000,000	Red Hat (a)	29,270
	Maintenance & Support for Open Source & Middleware
700,000	Blackboard (a)	29,162
	Education Software
4,800,000	Art Technology Group (a)	21,168
	Software & Tools to Optimize Websites for E-Commerce
3,700,000	Actuate (a)(b)	20,683
	Information Delivery Software & Solutions
1,249,115	NetSuite (a)	18,162
	End to End IT Systems Solutions Delivered Over the Web
684,245	Constant Contact (a)	15,888
	E-mail & Other Marketing Campaign Management Systems Delivered Over the Web
700,000	Avid Technology (a)	9,646
	Digital Nonlinear Editing Software & Systems
562,385	InContact (a)	1,603
	Call Center Systems Delivered via the Web & Telecommunications Services
		788,995
	> Computer Hardware & Related Equipment 2.7%
3,800,000	Amphenol	160,322
	Electronic Connectors
2,225,000	II-VI (a)(b)	75,294
	Laser Optics & Specialty Materials
1,140,000	Dolby Laboratories (a)	66,883
	Audio Technology for Consumer Electronics
1,590,000	Zebra Technologies (a)	47,064
	Bar Code Printers
800,000	Nice Systems - ADR (Israel)(a)	25,400
	Audio & Video Recording Solutions
970,000	Netgear (a)	25,317
	Networking Products for Small Business & Home
605,000	Stratasys (a)	14,750
	Rapid Prototyping Systems
220,000	Teradata (a)	6,356
	Enterprise Data Warehouse Systems
		421,386
	> Instrumentation 2.4%
1,600,000	Mettler Toledo (a)	174,720
	Laboratory Equipment
5,200,000	Hexagon (Sweden)	74,177
	Measurement Equipment
1,545,000	Trimble Navigation (a)	44,372
	GPS-based Instruments
2,275,000	IPG Photonics (a)	33,670
	Fiber Lasers
300,000	Dionex (a)	22,434
	Ion & Liquid Chromatography
600,000	FLIR Systems (a)	16,920
	Infrared Cameras
400,000	Hamamatsu Photonics (Japan)	11,308
	Optical Sensors for Medical & Industrial Applications
		377,601
	> Mobile Communications 2.4%
6,575,000	Crown Castle International (a)	251,362
	Communications Towers
3,150,000	SBA Communications (a)	113,621
	Communications Towers
1,000,000	MetroPCS Communications (a)	7,080
	Discount Cellular Telephone Services
1,500,000	Globalstar (a)(c)	2,040
	Satellite Mobile Voice & Data Carrier
		374,103
	> Telephone and Data Services 1.9%
9,500,000	tw telecom (a)(b)	172,425
	Fiber Optic Telephone/Data Services
9,600,000	PAETEC Holding (a)(b)	44,928
	Telephone/Data Services for Business
4,200,000	Cogent Communications (a)(b)	43,722
	Internet Data Pipelines
600,000	AboveNet (a)	30,438
	Metropolitan Fiber Communications Services
2,000,000	General Communications (a)	11,540
	Commercial Communications & Consumer CATV, Web & Phone in Alaska
		303,053
	> Telecommunications Equipment 1.5%
1,045,000	F5 Networks (a)	64,278
	Internet Traffic Management Equipment
1,745,000	Polycom (a)	53,362
	Video Conferencing Equipment
1,660,000	Blue Coat Systems (a)	51,526
	WAN Acceleration & Network Security
1,165,000	CommScope (a)	32,643
	Wireless Infrastructure Equipment & Telecom Cable
1,715,000	Finisar (a)(c)	26,943
	Optical Sub-systems & Components
		228,752

Number of Shares		Value (000)

	> Financial Processors 1.4%
2,919,000	Global Payments	$132,961
	Credit Card Processor
10,000,000	Singapore Exchange (Singapore)	54,684
	Singapore Equity & Derivatives Market Operator
2,125,000	Hong Kong Exchanges and Clearing (Hong Kong)	35,470
	Hong Kong Equity & Derivatives Market Operator
		223,115
	> Semiconductors & Related Equipment 1.4%
1,620,000	Microsemi (a)	28,091
	Analog/Mixed-signal Semiconductors
1,035,000	Supertex (a)(b)	26,486
	Analog/Mixed-signal Semiconductors
3,214,000	ON Semiconductor (a)	25,712
	Mixed-signal & Power Management Semiconductors
4,600,000	Atmel (a)	23,138
	Microcontrollers, RF & Memory Semiconductors
960,000	Monolithic Power Systems (a)	21,408
	High Performance Analog & Mixed-signal Integrated Circuits (ICs)
500,000	Littelfuse (a)	19,005
	Little Fuses
1,765,000	Pericom Semiconductor (a)(b)	18,903
	Interface Integrated Circuits (ICs) & Frequency Control Products
3,750,000	Entegris (a)	18,900
	Semiconductor Materials Management Products
1,900,000	IXYS (a)(b)	16,226
	Power Semiconductors
2,110,000	Integrated Device Technology (a)	12,934
	Communications Semiconductors
		210,803
	> CATV 1.2%
3,000,000	Discovery Communications, Series C (a)	88,230
	CATV Programming
39,926	Jupiter Telecommunications (Japan)	46,123
	Largest Cable Service Provider in Japan
1,250,000	Liberty Global, Series A (a)	36,450
	Cable TV Franchises Outside the USA
4,000,000	Mediacom Communications (a)(b)	23,800
	Cable TV Franchises
		194,603
	> Gaming Equipment & Services 1.1%
4,025,000	Bally Technologies (a)(b)	163,174
	Slot Machines & Software
380,000	WMS Industries (a)	15,937
	Slot Machine Provider
		179,111
	> Computer Services 1.1%
5,000,000	iGate (b)	48,650
	IT & BPO (Business Process Outsourcing) Services
2,105,000	SRA International (a)	43,763
	Government IT Services
1,340,000	Acxiom (a)	24,039
	Database Marketing Services
1,926,700	Virtusa (a)(b)	19,864
	Offshore IT Outsourcing
1,045,000	ExlService Holdings (a)	17,431
	BPO (Business Process Outsourcing)
4,500,000	Hackett Group (a)(b)	12,510
	IT Integration & Best Practice Research
933,334	WNS - ADR (India)(a)	10,015
	Offshore BPO (Business Process Outsourcing) Services
		176,272
	> Contract Manufacturing 0.7%
1,605,000	Plexus (a)	57,828
	Electronic Manufacturing Services
2,950,000	Sanmina-SCI (a)	48,675
	Electronic Manufacturing Services
		106,503
	> Internet Related 0.6%
2,192,792	Switch & Data Facilities (a)(b)	38,944
	Network Neutral Data Centers
188,000	NHN (South Korea)(a)	29,909
	South Korea’s Largest Online Search Engine
800,000	Akamai (a)	25,128
	Content Delivery Network (CDN) for Better Delivery of Online Content
1,000,000	TheStreet.com	3,700
	Financial Information Websites
		97,681
	> Electronics Distribution 0.6%
3,125,000	Avnet (a)	93,750
	Electronic Components Distribution
		93,750
	> Business Information & Marketing Services 0.4%
2,700,000	Navigant Consulting (a)(b)	32,751
	Financial Consulting Firm
650,000	FTI Consulting (a)	25,558
	Financial Consulting Firm
700,000	InfoGROUP (a)	5,460
	Business Data for Sales Leads
		63,769
	> Consumer Software 0.2%
3,500,000	THQ (a)(b)	24,535
	Entertainment Software
		24,535
	> Satellite Broadcasting & Services 0.1%
702,000	SES (France)	17,726
	Fixed Satellite Services
		17,726
	> Radio 0.1%
1,541,000	Salem Communications (a)(b)	5,517
	Radio Stations for Religious Programming
164,991	Saga Communications (a)	3,709
	Radio Stations in Small & Mid-sized Cities

Number of Shares		Value (000)

	> Radio—continued
2,400,000	Spanish Broadcasting System (a)(b)	$1,871
	Spanish Language Radio Stations
		11,097
	> TV Broadcasting 0.1%
2,500,000	Entravision Communications (a)	6,900
	Spanish Language TV & Radio Stations
1,750,000	Gray Television (a)	4,025
	Mid-market Affiliated TV Stations
		10,925
	> Advertising 0.1%
2,194,499	VisionChina Media - ADR (China)(a)	10,314
	Advertising on Digital Screens in China’s Mass Transit System
		10,314
Information: Total		3,914,094

Consumer Goods & Services 18.2%
	> Retail 6.8%
4,685,000	lululemon athletica (a)(b)	194,427
	Premium Active Apparel Retailer
3,805,000	Urban Outfitters (a)	144,704
	Apparel & Home Specialty Retailer
3,100,000	Abercrombie & Fitch	141,484
	Teen Apparel Retailer
8,262,000	Chico’s FAS	119,138
	Women’s Specialty Retailer
2,564,000	J Crew Group (a)	117,688
	Multi-channel Branded Retailer
2,900,000	AnnTaylor Stores (a)	60,030
	Women’s Apparel Retailer
4,250,000	Talbots (a)(b)	55,080
	Women’s Specialty Retailer
6,100,000	Saks (a)	52,460
	Luxury Department Store Retailer
7,500,000	Charming Shoppes (a)(b)	40,950
	Women’s Specialty Plus Size Apparel Retailer
1,350,000	Shutterfly (a)(b)	32,522
	Internet Photo-centric Retailer
4,528,738	Coldwater Creek (a)	31,429
	Women’s Apparel Retailer
3,000,000	Pier 1 Imports (a)	19,110
	Home Furnishing Retailer
495,000	Rue21 (a)	17,162
	Fashion Value Apparel Retailer
2,984,430	Wet Seal (a)	14,206
	Specialty Apparel Retailer
1,371,366	Gaiam (b)	11,382
	Healthy Living Catalogs & E-Commerce
695,132	Bebe Stores	6,187
	Women’s Contemporary Specialty Apparel Retailer
		1,057,959
	> Travel 2.8%
4,000,000	Gaylord Entertainment (a)(b)	117,160
	Convention Hotels
4,600,000	Expedia	114,816
	Online Travel Services Company
1,950,000	Vail Resorts (a)(b)	78,175
	Ski Resort Operator & Developer
4,700,000	Avis Budget Group (a)	54,050
	Second Largest Car Rental Company
1,100,000	Choice Hotels	38,291
	Franchisor of Budget Hotel Brands
3,000,000	Hertz (a)	29,970
	Largest U.S. Rental Car Operator
141,800	Hyatt Hotels (a)	5,525
	Hotel Owner/Operator
		437,987
	> Educational Services 2.5%
1,250,000	ITT Educational Services (a)	140,600
	Post-secondary Degree Services
9,500,000	SkillSoft - ADR (a)(b)	98,040
	Web-based Learning Solutions (E-Learning)
2,507,000	Career Education (a)	79,321
	Post-secondary Education
1,750,301	Universal Technical Institute (a)(b)	39,942
	Vocational Training
300,000	New Oriental Education & Technology - ADR (China)(a)(c)	25,653
	China’s Largest Private Education Service Provider
3,000,000	Princeton Review (a)(b)	10,470
	College Preparation Courses
2,000,000	Voyager Learning, Contingent Value Rights (a)(d)	336
	Education Services for the K-12 Market
		394,362
	> Food & Beverage 1.2%
2,200,000	Hansen Natural (a)	95,436
	Alternative Beverages
810,000	Diamond Foods	34,052
	Culinary Ingredients & Snack Foods
819,000	Flowers Foods	20,262
	Bread & Baked Goods
3,000,000	Smart Balance (a)	19,440
	Healthy Food Products
1,200,000	GLG Life Tech (Canada)(a)	9,480
	Produce an All-natural Sweetener Extracted from the Stevia Plant
		178,670
	> Apparel 1.1%
2,800,000	Coach	110,656
	Designer & Retailer of Branded Leather Accessories
2,175,000	True Religion Apparel (a)(b)	66,033
	Premium Denim
		176,689
	> Furniture & Textiles 0.8%
2,800,000	Herman Miller (b)	50,568
	Office Furniture
4,000,000	Knoll (b)	45,000
	Office Furniture
3,000,000	Steelcase	19,410
	Office Furniture
1,000,000	Interface	11,580
	Modular & Broadloom Carpet
		126,558

Number of Shares		Value (000)

	> Other Consumer Services 0.6%
2,150,000	Lifetime Fitness (a)(b)	$60,415
	Sport & Fitness Club Operator
12,738,300	Lifestyle International (Hong Kong)	23,002
	Mid to High-end Department Store Operator in Hong Kong & China
1,195,400	IFM Investments (Century 21 China RE)(China)(a)	8,368
	Provides Real Estate Services in China
		91,785
	> Casinos & Gaming 0.6%
1,750,000	Penn National Gaming (a)	48,650
	Regional Casino Operator
4,050,000	Pinnacle Entertainment (a)(b)	39,447
	Regional Casino Operator
		88,097
	> Nondurables 0.5%
1,700,000	Helen of Troy (a)(b)	44,302
	Hair Dryers & Curling Irons
550,000	Energizer Holdings (a)	34,518
	Household & Personal Care Products
		78,820
	> Other Durable Goods 0.4%
1,470,000	Jarden	48,937
	Branded Household Products
180,000	Cavco Industries (a)	6,145
	Manufactured Homes
		55,082
	> Restaurants 0.3%
650,000	P.F. Chang’s China Bistro (a)	28,685
	Mandarin Style Restaurants
2,000,000	AFC Enterprises (a)(b)	21,460
	Popeye’s Restaurants
		50,145
	> Consumer Goods Distribution 0.3%
2,100,000	Pool	47,544
	Distributor of Swimming Pool Supplies & Equipment
		47,544
	> Leisure Products 0.2%
1,240,000	Thor Industries	37,460
	RV & Bus Manufacturer
		37,460
	> Other Entertainment 0.1%
370,000	CTS Eventim (Germany)	18,790
	Event Ticket Sales
		18,790
Consumer Goods & Services: Total		2,839,948

Industrial Goods & Services 17.0%
	> Machinery 7.9%
4,200,000	Donaldson (b)	189,504
	Industrial Air Filtration
4,500,000	Ametek	186,570
	Aerospace/Industrial Instruments
3,100,000	Pentair	110,422
	Pumps & Water Treatment
2,350,000	Oshkosh (a)	94,799
	Specialty Truck Manufacturer
2,565,000	Clarcor (b)	88,467
	Mobile & Industrial Filters
2,150,000	Pall	87,053
	Filtration & Fluids Clarification
1,178,724	Nordson	80,059
	Dispensing Systems for Adhesives & Coatings
2,200,000	ESCO Technologies (b)	69,982
	Automatic Electric Meter Readers
1,660,000	MOOG (a)	58,797
	Motion Control Products for Aerospace, Defense & Industrial Markets
1,975,000	Mine Safety Appliances (b)	55,221
	Safety Equipment
1,300,000	Kaydon	48,880
	Specialized Friction & Motion Control Products
1,225,000	HEICO (b)	48,608
	FAA Approved Aircraft Replacement Parts
805,000	Toro	39,582
	Turf Maintenance Equipment
600,000	Wabtec	25,272
	Freight & Transit Component Supplier
1,000,000	Jain Irrigation Systems (India)	21,558
	Agricultural Micro-irrigation Systems & Food Processing
1,447,115	Generac (a)	20,274
	Stand-by Power Generators
175,000	Neopost (France)	13,986
	Postage Meter Machines
		1,239,034
	> Industrial Materials & Specialty Chemicals 2.5%
2,000,000	Sociedad Quimica y Minera de Chile - ADR (Chile)	74,780
	Producer of Specialty Fertilizers, Lithium & Iodine
1,530,000	Albemarle	65,224
	Refinery Catalysts & Other Specialty Chemicals
1,800,000	Nalco Holding Company	43,794
	Provider of Water Treatment & Process Chemicals & Services
363,000	Novozymes (Denmark)	40,174
	Industrial Enzymes
1,400,000	Drew Industries (a)(b)	30,828
	RV & Manufactured Home Components
741,000	Carbone Lorraine (France)	26,922
	Advanced Industrial Materials
15,000	Sika (Switzerland)	25,322
	Chemicals for Construction & Industrial Applications
1,000,000	Albany International	21,530
	Paper Machine Clothing & Advanced Textiles
350,000	Greif	19,222
	Industrial Packaging
2,024,000	Kansai Paint (Japan)	16,497
	Paint Producer in Japan, India, China & Southeast Asia

Number of Shares		Value (000)

	> Industrial Materials & Specialty Chemicals—continued
200,000	Silgan Holdings	$12,046
	Metal & Plastic Packaging
400,000	Crown Holdings (a)	10,784
	Metal Can Packaging
		387,123
	> Other Industrial Services 1.8%
3,300,000	Expeditors International of Washington	121,836
	International Freight Forwarder
1,500,000	Imtech (Netherlands)	48,036
	Electromechanical & ICT Installation & Maintenance
1,300,000	Forward Air	34,190
	Freight Transportation Between Airports
1,750,000	Mobile Mini (a)	27,107
	Portable Storage Units Leasing
1,500,000	UTI Worldwide	22,980
	Freight Forwarding & Logistics
1,050,000	TrueBlue (a)	16,275
	Temporary Manual Labor
900,000	American Reprographics (a)	8,073
	Document Management & Logistics
		278,497
	> Industrial Distribution 1.2%
1,000,000	WW Grainger	108,120
	Industrial Distribution
2,600,000	Interline Brands (a)(b)	49,764
	Industrial Distribution
550,000	Watsco	31,284
	HVAC Distribution
		189,168
	> Outsourcing Services 1.0%
37,000,000	Olam International (Singapore)	68,501
	Agriculture Supply Chain Manager
1,970,000	Quanta Services (a)	37,745
	Electrical & Telecom Construction Services
3,000,000	Serco (United Kingdom)	27,361
	Facilities Management
1,210,000	Administaff	25,822
	Professional Employer Organization
600,000	GP Strategies (a)	5,016
	Training Programs
		164,445
	> Construction 0.9%
615,000	Martin Marietta Materials (c)	51,383
	Aggregates
60,000	NVR (a)	43,590
	D.C. Homebuilder
850,000	Simpson Manufacturing	23,596
	Wall Joint Maker
687,500	Ritchie Brothers Auctioneers (c)	14,802
	Heavy Equipment Auctioneer
384,000	M/I Homes (a)	5,626
	Columbus-based Home Builder
		138,997
	> Waste Management 0.6%
1,500,000	Republic Services	43,530
	Solid Waste Management
1,200,000	Waste Connections (a)	40,752
	Solid Waste Management
180,000	Clean Harbors (a)	10,001
	Hazardous Waste Services & Disposal
		94,283
	> Electrical Components 0.5%
1,300,000	Acuity Brands	54,873
	Commercial Lighting Fixtures
1,000,000	Ushio (Japan)	16,964
	Industrial Light Sources
		71,837
	> Conglomerates 0.4%
2,200,000	Aalberts Industries (Netherlands)	35,093
	Flow Control & Heat Treatment
600,000	Ibiden (Japan)	20,665
	Electronic Parts & Ceramics
		55,758
	> Steel 0.1%
1,680,000	GrafTech International (a)	22,966
	Industrial Graphite Materials Producer
		22,966
	> Water 0.1%
1,750,000	Mueller Water Products	8,365
	Fire Hydrants, Valves & Ductile Iron Pipes
		8,365
Industrial Goods & Services: Total		2,650,473

Finance 12.3%
	> Banks 4.2%
2,469,000	BOK Financial	129,474
	Tulsa-based Southwest Bank
5,718,205	Valley National Bancorp	87,889
	New Jersey/New York Bank
4,150,000	TCF Financial	66,151
	Great Lakes Bank
1,360,000	SVB Financial Group (a)	63,458
	Bank to Venture Capitalists
2,305,600	MB Financial	51,945
	Chicago Bank
3,737,900	Associated Banc-Corp	51,583
	Midwest Bank
2,640,000	Wilmington Trust	43,745
	Delaware Trust Bank
640,000	Cullen/Frost Bankers	35,712
	Texas Bank
445,000	City National	24,017
	Bank & Asset Manager
1,200,000	TriCo Bancshares (b)	23,880
	California Central Valley Bank
2,140,000	CVB Financial (c)	21,250
	Inland Empire Business Bank
670,356	Hudson Valley	16,223
	Metro New York City Bank

Number of Shares		Value (000)

	> Banks—continued
889,000	Sandy Spring Bancorp	$13,335
	Baltimore/D.C. Bank
849,562	Whitney Holding	11,715
	Gulf Coast Bank
1,526,586	First Busey	6,748
	Illinois Bank
406,559	Eagle Bancorp (a)	4,818
	Metro D.C. Bank
583,872	Green Bankshares (a)(c)	4,764
	Tennessee Bank
246,505	Pacific Continental	2,588
	Pacific Northwest Bank
		659,295
	> Insurance 3.0%
2,820,000	Leucadia National (a)	69,964
	Insurance Holding Company
9,420,000	Conseco (a)	58,593
	Life, Long-term Care & Medical Supplement Insurance
1,230,000	Hanover Insurance Group	53,640
	Personal & Commercial Lines Insurance
1,777,995	HCC Insurance Holdings	49,073
	Specialty Insurance
1,200,000	Assurant	41,256
	Specialty Insurance
100,000	Markel (a)	37,466
	Specialty Insurance
1,450,000	Delphi Financial Group	36,482
	Workers Compensation & Group Employee Benefit Products & Services
1,000,000	Aspen Insurance	28,840
	Commercial Lines Insurance/Reinsurance
832,000	Willis Group (Ireland)	26,033
	Insurance Broker
1,420,000	Selective Insurance Group	23,572
	Commercial & Personal Lines Insurance
1,600,000	Symetra Financial (a)	21,088
	Life Insurance
900,000	Tower Group	19,953
	Commercial & Personal Lines Insurance
		465,960
	> Finance Companies 2.7%
7,235,000	AmeriCredit (a)(b)	171,904
	Auto Lending
2,350,000	McGrath Rentcorp (b)	56,940
	Temporary Space & IT Rentals
1,532,600	World Acceptance (a)(b)	55,296
	Personal Loans
1,530,000	GATX	43,834
	Rail Car Lessor
3,300,000	H&E Equipment Services (a)(b)	35,574
	Heavy Equipment Leasing
655,000	Aaron’s	21,838
	Rent to Own
1,650,000	CAI International (a)(b)	20,328
	International Container Leasing
1,091,000	Marlin Business Services (a)(b)	11,074
	Small Equipment Leasing
59,519	Textainer Group Holdings	1,283
	Top International Container Leasor
		418,071
	> Brokerage & Money Management 1.8%
6,448,000	SEI Investments	141,662
	Mutual Fund Administration & Investment Management
3,735,000	Eaton Vance	125,272
	Specialty Mutual Funds
700,000	Investment Technology Group (a)	11,683
	Electronic Trading
		278,617
	> Savings & Loans 0.6%
3,200,000	People’s United	50,048
	Connecticut Savings & Loan
450,000	Housing Development Finance (India)	27,218
	Indian Mortgage Lender
731,478	ViewPoint Financial	11,857
	Texas Thrift
1,010,000	Provident New York Bancorp	9,575
	New York State Thrift
234,693	Berkshire Hills Bancorp	4,302
	Northeast Thrift
		103,000
Finance: Total		1,924,943

Health Care 10.7%
	> Medical Equipment & Devices 3.7%
2,800,000	Alexion Pharmaceuticals (a)	152,236
	Biotech Focused on Orphan Diseases
3,500,000	American Medical Systems (a)	65,030
	Medical Devices to Treat Urological Conditions
1,300,000	Illumina (a)	50,570
	Leading Tools & Service Provider for Genetic Analysis
500,000	Edwards Lifesciences (a)	49,440
	Heart Valves
825,000	Haemonetics (a)	47,149
	Blood & Plasma Collection Equipment
900,000	Gen-Probe (a)	45,000
	Molecular In-vitro Diagnostics
1,150,000	Orthofix International (a)(b)	41,837
	Bone Fixation & Stimulation Devices
1,050,000	Sirona Dental Systems (a)	39,932
	Manufacturer of Dental Equipment
800,000	Kinetic Concepts (a)	38,248
	Wound Healing & Tissue Repair Products
350,000	Beckman Coulter	21,980
	In-vitro Clinical Diagnostics
694,849	Vermillion (a)(b)(d)	17,979
	Ovarian Cancer Diagnostic Test
1,500,000	Nanosphere (a)(b)	7,185
	Molecular Diagnostics Company with Best of Breed Platform
		576,586

Number of Shares		Value (000)

	> Biotechnology & Drug Delivery 3.4%
3,250,000	BioMarin (a)	$75,952
	Biotech Focused on Orphan Diseases
1,800,000	Human Genome Sciences (a)	54,360
	Biotech Focused on HCV, Inflammation & Cancer
4,123,200	Seattle Genetics (a)	49,231
	Antibody-based Therapies for Cancer
3,052,000	Nektar Therapeutics (a)	46,421
	Drug Delivery Technologies
1,300,000	Acorda Therapeutics (a)	44,460
	Biopharma Company Focused on Nervous Disorder Drugs
1,350,000	Auxilium Pharmaceuticals (a)	42,066
	Biotech Focused on Niche Disease Areas
5,030,947	Allos Therapeutics (a)	37,380
	Cancer Drug Development
660,000	United Therapeutics (a)	36,518
	Biotech Focused on Rare Diseases
780,000	InterMune (a)	34,765
	Drugs for Pulmonary Fibrosis & Hepatitis C
900,000	AMAG Pharmaceuticals (a)	31,419
	Biotech Focused on Niche Diseases
800,000	Onyx Pharmaceuticals (a)	24,224
	Commercial-stage Biotech Focused on Cancer
2,500,000	Micromet (a)	20,200
	Next-generation Antibody Technology
2,749,973	NPS Pharmaceuticals (a)(b)	13,860
	Orphan Drugs & Healthy Royalties
1,048,600	Isis Pharmaceuticals (a)	11,451
	Biotech Pioneer in Anti-sense Drugs
1,450,000	Anthera (a)(b)	10,135
	Biotech Focused on Cardiovascular, Cancer & Immunology
440,000	Ironwood Pharmaceuticals (a)	5,949
	Primary Care Drugs
359,944	MicroDose Technologies (a)(d)	144
	Drug Inhaler Development
187,500	Locus Pharmaceuticals, Series A-1, Pfd. (a)(d)	7
96,644	Locus Pharmaceuticals, Series B-1, Pfd. (a)(d)	4
	High Throughput Rational Drug Design
		538,546
	> Health Care Services 1.8%
3,300,000	PSS World Medical (a)(b)	77,583
	Distributor of Medical Supplies
1,250,000	Mednax (a)	72,737
	Physician Management for Pediatric & Anesthesia Practices
4,250,000	eResearch Technology (a)(b)	29,368
	Clinical Research Services
872,391	Psychiatric Solutions (a)	25,997
	Behavioral Health Services
500,000	Charles River Laboratories (a)	19,655
	Pharmaceutical Research
850,000	Healthcare Services Group	19,032
	Outsourced Services to Long-term Care Industry
700,000	Allscripts-Misys Healthcare (a)	13,692
	Clinical IT Solutions for Physician Offices
800,000	Emdeon (a)	13,216
	Revenue & Payment Cycle Management
343,500	AthenaHealth (a)	12,558
	Revenue Cycle Management for Physician Offices
157,904	Healthspring (a)	2,779
	Medicare Advantage HMO
		286,617
	> Medical Supplies 1.7%
2,882,621	Cepheid (a)	50,388
	Molecular Diagnostics
1,675,000	QIAGEN (Netherlands)(a)	38,508
	Life Science Tools & Molecular Diagnostics
650,000	Henry Schein (a)	38,285
	Largest Distributor of Healthcare Products
665,000	Idexx Laboratories (a)	38,271
	Diagnostic Equipment & Services for Veterinarians
850,000	ICU Medical (a)(b)	29,282
	Intravenous Therapy Products
600,000	Owens & Minor	27,834
	Distribution of Medical Supplies
1,000,000	Immucor (a)	22,390
	Automated Blood Typing Reagents
250,000	Techne	15,923
	Cytokines, Antibodies & Other Reagents for Life Science
		260,881
	> Pharmaceuticals 0.1%
2,600,000	United Drug (Ireland)	9,025
	Irish Pharmaceutical Wholesaler & Outsourcer
		9,025
Health Care: Total		1,671,655

Energy & Minerals 9.2%
	> Oil Services 4.3%
3,100,000	FMC Technologies (a)	200,353
	Oil & Gas Wellhead Manufacturer
2,809,568	Fugro (Netherlands)	183,628
	Sub-sea Oilfield Services
3,200,000	Atwood Oceanics (a)	110,816
	Offshore Drilling Contractor
1,000,000	Oceaneering International (a)	63,490
	Provider of Sub-sea Services & Manufactured Products
1,670,000	ShawCor (Canada)	46,270
	Oil & Gas Pipeline Products
1,750,000	Tesco (a)	20,422
	Developing New Well Drilling Technologies
375,000	Bristow (a)	14,149
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
5,200,000	Tuscany International Drilling - Special Warrants (Canada)(a)(d)	7,800
5,519,200	Tuscany International Drilling (Canada)(a)(d)	5,519
	South America-based Drilling Rig Contractor
600,000	Tetra Technologies (a)	7,332
	U.S.-based Services Company with Life of Field Approach

Number of Shares		Value (000)

	> Oil Services—continued
2,983,500	Horizon North Logistics (Canada)(a)	$5,375
	Provides Diversified Oil Service Offering in Northern Canada
156,655	Dockwise (Norway)(a)	3,809
	Specialized Transport Entity
		668,963
	> Oil & Gas Producers 3.6%
2,975,000	Southwestern Energy (a)	121,142
	Oil & Gas Producer
4,910,550	Pacific Rubiales Energy (Colombia)(a)	95,392
	Oil Production & Exploration in Colombia
1,100,000	Range Resources	51,557
	Oil & Gas Producer
2,700,000	Denbury Resources (a)	45,549
	Oil Producer Using Co2 Injection
2,400,000	Tullow Oil (United Kingdom)	45,525
	Oil & Gas Producer
975,000	Ultra Petroleum (a)	45,464
	Oil & Gas Producer
4,000,000	Gran Tierra Energy (Canada)(a)	23,630
	Oil Exploration & Production in Colombia, Peru & Argentina
1,200,000	Houston American Energy	21,780
	Oil & Gas Exploration/Production in Colombia
900,000	Carrizo Oil & Gas (a)	20,655
	Oil & Gas Producer
850,000	Northern Oil & Gas (a)	13,473
	Small E&P Company in North Dakota Bakken
347,600	Baytex (Canada)	11,756
	Oil & Gas Producer in Canada
425,000	Rosetta Resources (a)	10,009
	Oil & Gas Producer Exploring in South Texas & Montana
285,000	St. Mary Land & Exploration	9,921
	Oil & Gas Producer
250,000	Cabot Oil & Gas	9,200
	Large Natural Gas Producer in Appalachia & Gulf Coast
24,000,000	Cap-Link Ventures (Colombia)(a)(b)(d)	8,053
24,000,000	Cap-Link Ventures — Warrants (Colombia)(a)(b)(d)	4,726
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
1,198,100	Pan Orient (Canada)(a)	7,432
	Growth Oriented & Return Focused Asian Explorer
1,500,000	Vaalco Energy	7,410
	Oil & Gas Producer
12,100,000	Alange Energy (Colombia)(a)	6,791
	Oil & Gas Exploration/Production in Colombia
10,353,700	Petroamerica (Canada)(a)	4,893
	Oil Exploration & Production in Colombia
3,707,500	Petrolifera Petroleum (Colombia)(a)	3,504
	Oil & Gas Exploration & Production in South America
		567,862
	> Mining 1.0%
2,700,000	Silver Wheaton (Canada)(a)	42,336
	Silver Mining Royalty Company
290,000	Core Laboratories (Netherlands)(c)	37,932
	Oil & Gas Reservoir Consulting
400,000	Royal Gold	18,484
	Precious Metals Mining Royalty Company
1,000,000	Ivanhoe Mines (Canada)(a)	17,476
	Copper Mine Project in Mongolia
10,000,000	Orko Silver (Canada)(a)(b)	15,852
	Silver Exploration & Development
7,500,000	Zhaojin Mining Industry (China)	14,683
	Gold Mining & Refining in China
450,000	Pan American Silver (Canada)	10,418
	Silver Mining
1,500,000	Alexco Resource (a)	5,190
	Silver Mining
		162,371
	> Alternative Energy 0.2%
3,000,000	GT Solar International (a)	15,690
	Largest Manufacturer of Furnaces & Reactors to Produce & Cast Polysilicon
400,000	STR Holdings (a)	9,400
	Makes Encapsulant for Solar Power Modules/Provides Quality Assurance
1,800,000	Synthesis Energy Systems (China)(a)	1,800
	Owner/Operator of Gasification Plants
		26,890
	> Oil Refining, Marketing & Distribution 0.1%
175,000	Vopak (Netherlands)(a)	13,782
	World’s Largest Operator of Petroleum & Chemical Storage Terminals
		13,782
Energy & Minerals: Total		1,439,868

Other Industries 4.7%
	> Real Estate 2.5%
3,700,000	BioMed Realty Trust	61,198
	Life Science-focused Office Buildings
850,000	Digital Realty Trust (c)	46,070
	Technology-focused Office Buildings
525,000	Federal Realty Investment Trust	38,225
	Shopping Centers
900,000	Corporate Office Properties	36,117
	Office Buildings
22,000,000	Ascendas REIT (Singapore)	30,194
	Singapore Industrial Property Landlord
752,161	Macerich	28,815
	Regional Shopping Malls
440,000	SL Green Realty	25,199
	Manhattan Office Buildings
900,000	American Campus Communities	24,894
	Student Housing
40,000,000	Mapletree Logistics Trust (Singapore)	24,304
	Asian Logistics Landlord
700,000	Washington REIT	21,385
	Washington D.C. Diversified Properties
3,750,000	DCT Industrial Trust	19,612
	Industrial Properties

Number of Shares		Value (000)

	> Real Estate—continued
1,400,000	Extra Space Storage	$17,752
	Self Storage Facilities
2,800	Orix JREIT (Japan)	12,684
	Diversified REIT
2,300,000	Kite Realty Group	10,879
	Community Shopping Centers
37,407	Security Capital European Realty (Luxembourg)(a)(d)(e)	—
	Self Storage Properties
		397,328
	> Transportation 1.3%
1,980,000	JB Hunt Transport Services	71,042
	Truck & Intermodal Carrier
2,480,000	Heartland Express	40,920
	Regional Trucker
2,500,000	Rush Enterprises, Class A (a)(b)	33,025
500,000	Rush Enterprises, Class B (a)(b)	6,150
	Truck Sales & Services
925,000	World Fuel Services	24,642
	Global Fuel Broker
602,000	American Commercial Lines (a)	15,110
	Operator of Inland Barges/Builder of Barges & Vessels
150,000	Old Dominion Freight Lines (a)	5,009
	LTL Trucker
		195,898
	> Regulated Utilities 0.9%
2,200,000	Northeast Utilities	60,808
	Regulated Electric Utility
500,000	Red Eléctrica de Espana (Spain)	26,834
	Spanish Power Transmission
5,833,000	Terna (Italy)	25,230
	Italian Power Transmission
340,000	Wisconsin Energy	16,800
	Wisconsin Utility
500,000	ALLETE	16,740
	Regulated Electric Utility in Minnesota
		146,412
Other Industries: Total		739,638

Total Equities: 97.2% (Cost: $10,566,048)		15,180,619

Securities Lending Collateral: 0.5%
78,511,878	Dreyfus Government Cash Management Fund (f) (7 day yield of 0.010%)	78,512

Total Securities Lending Collateral: (Cost: $78,512)		78,512

Principal Amount (000)

Short-Term Obligations: 2.6%
	> Repurchase Agreement 2.2%
$348,009	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/10, due 4/01/10 at 0.00%, collateralized by U.S. Government Agency obligations with various maturities to 12/12/18, market value $354,974 (repurchase proceeds $348,009)	348,009
		348,009
	> Commercial Paper 0.4%
50,000	Toyota Motor Credit 0.23% Due 4/01/10	50,000
		50,000
Total Short-Term Obligations: (Amortized Cost: $398,009)		398,009

Total Investments: 100.3% (Cost: $11,042,569)(g)(h)		15,657,140

Obligation to Return Collateral for Securities Loaned: (0.5)%		(78,512)

Cash and Other Assets Less Liabilities: 0.2%		38,775

Total Net Assets: 100.0%		$15,617,403

ADR = American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ.  A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Funds would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Funds’ Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$3,644,697	$269,397	$—	$3,914,094
Consumer Goods & Services	2,797,820	41,792	336	2,839,948
Industrial Goods & Services	2,289,394	361,079	—	2,650,473
Finance	1,897,725	27,218	—	1,924,943
Health Care	1,644,496	27,004	155	1,671,655
Energy & Minerals	1,152,343	274,206	13,319	1,439,868
Other Industries	620,392	119,246	—	739,638
Total Equities	14,046,867	1,119,942	13,810	15,180,619
Total Securities Lending Collateral	78,512	—	—	78,512
Total Short-Term Obligations	—	398,009	—	398,009
Total Investments	$14,125,379	$1,517,951	$13,810	$15,657,140

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement, that have a holding period or an extended settlement period, are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the advisors experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

Certain Short-Term Obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities acquired via private placement but are not yet trading are valued using the market approach for which management has determined that the original transaction price is the best representation of fair value. Securities for which no market exist are valued based upon the market approach using inputs from the investment team but ultimately decided by the Board of Trustees. These may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

> Notes to Statement of Investments (dollar values in thousands)

The following table reconciles asset balances for the three-month period ending March 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of March 31, 2010
Consumer Goods & Services	$336	$—	$—	$—	$—	$336
Health Care	176	(4,500)	4,479	—	—	155
Energy & Minerals	—	—	—	13,319	—	13,319
	$512	$(4,500)	$4,479	$13,319	$—	$13,810

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at March 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $4,479.

(a)          Non-income producing security.

(b)         An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares.

Holdings and transactions in these affiliated companies during the three months ended March 31, 2010, are as follows:

Affiliates	Balance of Shares Held 12/31/09	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/10	Value	Dividend
Abercrombie & Fitch*	4,500,000	—	1,400,000	3,100,000	$141,484	$543
Actuate	3,700,000	—	—	3,700,000	20,683	—
Administaff*	1,428,224	—	218,224	1,210,000	25,822	157
AFC Enterprises	2,000,000	—	—	2,000,000	21,460	—
AmeriCredit	7,235,000	—	—	7,235,000	171,904	—
AnnTaylor Stores*	3,500,000	—	600,000	2,900,000	60,030	—
Anthera	—	1,450,000	—	1,450,000	10,135	—
Bally Technologies	4,025,000	—	—	4,025,000	163,174	—
Blackbaud	1,800,000	450,000	—	2,250,000	56,678	248
CAI International	1,650,000	—	—	1,650,000	20,328	—
Cap-Link Ventures	48,000,000	—	—	48,000,000	12,779	—
Charming Shoppes	7,500,000	—	—	7,500,000	40,950	—
Chattem*	1,010,000	—	1,010,000	—	—	—
Clarcor	2,627,500	—	62,500	2,565,000	88,467	250
Cogent Communications	4,200,000	—	—	4,200,000	43,722	—
Donaldson	4,200,000	—	—	4,200,000	189,504	504
Drew Industries	1,600,000	—	200,000	1,400,000	30,828	—
eResearch Technology	4,250,000	—	—	4,250,000	29,368	—
ESCO Technologies	2,200,000	—	—	2,200,000	69,982	176
Gaiam	1,371,366	—	—	1,371,366	11,382	206
Gaylord Entertainment	3,700,000	300,000	—	4,000,000	117,160	—
H&E Equipment Services	3,300,000	—	—	3,300,000	35,574	—
Hackett Group	4,500,000	—	—	4,500,000	12,510	—
HEICO	1,225,000	—	—	1,225,000	48,608	74
Helen of Troy	1,700,000	—	—	1,700,000	44,302	—
Herman Miller	2,800,000	—	—	2,800,000	50,568	62
ICU Medical	850,000	200,000	200,000	850,000	29,282	—
iGate	5,000,000	—	—	5,000,000	48,650	550
II-VI	2,400,000	—	175,000	2,225,000	75,294	—
Informatica	7,000,000	—	900,000	6,100,000	163,846	—
Interline Brands	2,600,000	—	—	2,600,000	49,764	—
IPG Photonics*	2,750,000	—	475,000	2,275,000	33,670	—
IXYS	1,900,000	—	—	1,900,000	16,226	—
Kenexa	2,425,000	—	—	2,425,000	33,344	—
Knoll	4,000,000	—	—	4,000,000	45,000	80
Lifetime Fitness	2,150,000	—	—	2,150,000	60,415	—
lululemon athletica	4,200,000	485,000	—	4,685,000	194,427	—
Marlin Business Services	1,091,000	—	—	1,091,000	11,074	—
McGrath Rentcorp	2,350,000	—	—	2,350,000	56,940	517

> Notes to Statement of Investments (dollar values in thousands)

Affiliates	Balance of Shares Held 12/31/09	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/10	Value	Dividend
Mediacom Communications	4,000,000	—	—	4,000,000	$23,800	$—
Mine Safety Appliances	1,975,000	—	—	1,975,000	55,221	474
Nanosphere	1,232,900	267,100	—	1,500,000	7,185	—
Navigant Consulting	2,500,000	200,000	—	2,700,000	32,751	—
NPS Pharmaceuticals	2,700,000	49,973	—	2,749,973	13,860	—
Orko Silver	10,000,000	—	—	10,000,000	15,852	—
Orthofix International	1,000,000	150,000	—	1,150,000	41,837	—
PAETEC Holding	9,600,000	—	—	9,600,000	44,928	—
Pericom Semiconductor	1,765,000	—	—	1,765,000	18,903	—
Pinnacle Entertainment	4,050,000	—	—	4,050,000	39,447	—
Princeton Review	3,000,000	—	—	3,000,000	10,470	—
PSS World Medical	2,750,000	550,000	—	3,300,000	77,583	—
Rush Enterprises	3,000,000	—	—	3,000,000	39,175	—
Salem Communications	1,541,000	—	—	1,541,000	5,517	—
Shutterfly	—	1,350,000	—	1,350,000	32,522	—
SkillSoft - ADR	9,500,000	—	—	9,500,000	98,040	—
Spanish Broadcasting System	2,400,000	—	—	2,400,000	1,871	—
Supertex	1,035,000	—	—	1,035,000	26,486	—
Switch & Data Facilities	2,500,000	—	307,208	2,192,792	38,944	—
Talbots	4,250,000	—	—	4,250,000	55,080	—
THQ	3,200,000	300,000	—	3,500,000	24,535	—
TriCo Bancshares	1,200,000	—	—	1,200,000	23,880	156
True Religion Apparel	1,500,000	675,000	—	2,175,000	66,033	—
tw telecom	9,500,000	—	—	9,500,000	172,425	—
Tyler Technologies	1,134,260	707,958	—	1,842,218	34,523	—
Universal Technical Institute	1,750,301	—	—	1,750,301	39,942	—
Vail Resorts	1,950,000	—	—	1,950,000	78,175	—
Vermillion	—	694,849	—	694,849	17,979	—
Virtusa	1,800,000	126,700	—	1,926,700	19,864	—
World Acceptance	1,545,000	—	12,400	1,532,600	55,296	—
Total of Affiliated Transactions	255,116,551	7,956,580	5,560,332	257,512,799	$3,547,458	$3,997

*                 At March 31, 2010, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at March 31, 2010, were $2,795,748 and $3,547,458, respectively. Investments in affiliated companies represented 22.7% of the Fund’s total net assets at March 31, 2010.

(c)          All or a portion of this security was on loan at March 31, 2010. The total market value of Fund securities on loan at March 31, 2010 was $75,476.

(d)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2010, the market value of these securities amounted to $44,568, which represented 0.29% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Vermillion	1/07/10	694,849	$12,850	$17,979
Cap-Link Ventures	11/20/09	24,000,000	5,049	8,053
Cap-Link Ventures - Warrants	11/20/09	24,000,000	2,965	4,726
Tuscany International Drilling - Special Warrants	2/12/10	5,200,000	7,800	7,800
Tuscany International Drilling	3/18/10-3/23/10	5,519,200	5,519	5,519
Voyager Learning, Contingent Value Rights	12/24/09	2,000,000	—	336
MicroDose Technologies	11/24/00	359,944	2,005	144
Locus Pharmaceuticals, Series A-1, Pfd.	9/05/01	187,500	7,500	7
Locus Pharmaceuticals, Series B-1, Pfd.	2/08/07	96,644	280	4
Security Capital European Realty	8/20/98-7/20/99	37,407	205	—
			$44,173	$44,568

(e)          Security has no value.

(f)            Investment made with cash collateral received from securities lending activity.

> Notes to Statement of Investments (dollar values in thousands)

(g)   At March 31, 2010, for federal income tax purposes, the cost of investments was $11,042,569 and net unrealized appreciation was $4,614,571, consisting of gross unrealized appreciation of $5,604,817 and gross unrealized depreciation of $990,246.

(h)   On March 31, 2010, the market value of foreign securities represented 10.7% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Value	Percentage of Net Assets
Netherlands	$356,979	2.29
Canada	208,237	1.33
Singapore	177,683	1.14
Japan	124,241	0.80
Colombia	118,466	0.76
Chile	74,780	0.48
Sweden	74,177	0.47
United Kingdom	72,886	0.47
China	60,818	0.39
India	58,791	0.38
France	58,634	0.38
Hong Kong	58,472	0.37
Denmark	40,174	0.26
Ireland	35,058	0.22
South Korea	29,909	0.19
Spain	26,834	0.17
Israel	25,400	0.16
Switzerland	25,322	0.16
Italy	25,230	0.16
Germany	18,790	0.12
Norway	3,809	0.02
Luxembourg	—	—
Total Foreign Portfolio	$1,674,690	10.72

Columbia Acorn International

Statement of Investments (Unaudited), March 31, 2010

Number of Shares		Value (000)

Equities: 95.5%
Asia 38.3%
	> Japan 15.8%
6,620,600	Kansai Paint	$53,962
	Paint Producer in Japan, India, China & Southeast Asia
26,500	Advance Residence Investment (a)	32,852
	Residential REIT
27,132	Jupiter Telecommunications	31,343
	Largest Cable Service Provider in Japan
478,570	Point	28,666
	Apparel Specialty Retailer
14,110	Seven Bank	28,374
	ATM Processing Services
3,283,000	Kamigumi	26,407
	Port Cargo Handling & Logistics
1,846,000	Aeon Delight	25,946
	Facility Maintenance & Management
5,650	Orix JREIT	25,594
	Diversified REIT
711,000	Ibiden	24,488
	Electronic Parts & Ceramics
977,000	Glory	24,266
	Currency Handling Systems & Related Equipment
210,000	Nakanishi	21,901
	Dental Tools & Machinery
4,030	Osaka Securities Exchange	21,079
	Osaka Securities Exchange
3,860	Nippon Accommodations Fund	19,859
	Residential REIT
590,000	Makita	19,437
	Power Tools
12,650	Wacom	19,282
	Computer Graphic Illustration Devices
906,000	Aeon Mall	19,101
	Suburban Shopping Mall Developer, Owner & Operator
643,000	Ain Pharmaciez	18,783
	Dispensing Pharmacy/Drugstore Operator
10,283	Start Today	18,698
	Largest Online Japanese Apparel Retailer
1,905,500	Asics	18,629
	Footwear & Apparel
3,400	Fukuoka	18,129
	Diversified REIT in Fukuoka
687,000	Kintetsu World Express	17,732
	Airfreight Logistics
622,200	Hamamatsu Photonics	17,590
	Optical Sensors for Medical & Industrial Applications
600,000	Tsumura	17,424
	Traditional Chinese/Japanese Herbal Rx Drugs (Kampo)
1,501,000	Rohto Pharmaceutical	16,489
	Health & Beauty Products
787,200	Daiseki	16,394
	Waste Disposal & Recycling
950,000	Ushio	16,116
	Industrial Light Sources
935,800	Tamron	15,695
	Camera Lens Maker
1,750,000	Suruga Bank	15,649
	Regional Bank
480,000	Olympus	15,403
	Medical Equipment (Endoscopes) & Cameras
587,800	Miura	15,310
	Industrial Boiler
306,900	Benesse	13,295
	Education Service Provider
633,800	Torishima Pump Manufacturing	12,752
	Industrial Pump for Power Generation & Water Supply Systems
336,300	Unicharm PetCare	10,673
	Pet Food & Pet Toiletries
767,600	Japan Airport Terminal	10,657
	Airport Terminal Operator at Haneda
822,000	Zenrin	9,847
	Map Content Publisher
2,470	Kakaku.com	8,956
	Online Price Comparison Services for Consumers
344,000	Icom	8,805
	Two Way Radio Communication Equipment
208,900	As One	3,671
	Scientific Supplies Distributor
193,400	Hoshizaki Electric	2,892
	Commercial Kitchen Equipment
		742,146
	> China 6.3%
29,166,400	China Green	36,776
	Chinese Fruit & Vegetable Grower & Processor
240,000,000	RexLot Holdings	34,311
	Lottery Equipment Supplier in China
7,993,100	Shandong Weigao	33,355
	Vertically Integrated Hospital Consumable Manufacturing
382,000	New Oriental Education & Technology - ADR (a)(b)	32,665
	China’s Largest Private Education Service Provider
10,107,000	China Yurun Food	30,851
	Meat Processor in China
31,987,000	Jiangsu Expressway	29,992
	Chinese Toll Road Operator
13,930,000	Zhaojin Mining Industry	27,271
	Gold Mining & Refining in China
703,800	Mindray - ADR (b)	25,632
	Medical Device Manufacturer
21,048,100	Wasion Group	14,964
	Electronic Power Meter Total Solution Provider
15,782,000	Sino Ocean Land	13,903
	Property Developer in China
24,952,000	China Communication Services	12,598
	China’s Telecom Infrastructure Service Provider
625,700	VisionChina Media - ADR (a)	2,941
	Advertising on Digital Screens in China’s Mass Transit System
321,800	IFM Investments (Century 21 China RE) (a)	2,252
	Provides Real Estate Services in China
15,300,000	Fu Ji Food & Catering Services (a)(c)	158
	Food Catering Service Provider in China
		297,669

Number of Shares		Value (000)

	> India 4.4%
1,008,727	Asian Paints	$45,948
	India’s Largest Paint Company
2,000,000	Jain Irrigation Systems	43,116
	Agricultural Micro-irrigation Systems & Food Processing
2,396,050	Shriram Transport Finance	28,019
	Truck Financing in India
1,570,000	Mundra Port & Special Economic Zone	27,560
	Indian West Coast Shipping Port
450,000	Housing Development Finance	27,219
	Indian Mortgage Lender
1,450,000	Educomp Solutions	24,159
	Multimedia Educational Content & Schools
1,271,000	Patel Engineering	12,910
	Civil Engineering & Construction
		208,931
	> Singapore 4.4%
37,000,000	Olam International	68,501
	Agriculture Supply Chain Manager
70,000,000	Mapletree Logistics Trust	42,532
	Asian Logistics Landlord
30,000,000	CDL Hospitality Trust	38,600
	Hotel Owner/Operator
21,000,000	Ascendas REIT	28,822
	Singapore Industrial Property Landlord
5,000,000	Singapore Exchange	27,342
	Singapore Equity & Derivatives Market Operator
		205,797
	> South Korea 2.7%
245,000	NHN (a)	38,976
	South Korea’s Largest Online Search Engine
182,000	MegaStudy	30,000
	Online Education Service Provider
909,000	Woongjin Coway	28,159
	South Korean Household Appliance Rental Service Provider
376,000	Mirae Asset Securities (a)	18,942
	South Korean Largest Diversified Financial Company
179,000	Taewoong	11,201
	Niche Custom Forging
		127,278
	> Taiwan 2.3%
5,693,500	Simplo Technology	32,449
	World’s Largest Notebook Battery Pack Supplier
50,376,000	Yuanta Financial Holdings	30,218
	Financial Holding Company in Taiwan
9,297,575	Everlight Electronics	28,867
	LED Packager
1,454,200	Formosa International Hotels	15,912
	Hotel, Food & Beverage Operation & Hospitality Management Services
		107,446
	> Hong Kong 1.7%
2,500,000	Hong Kong Exchanges and Clearing	41,730
	Hong Kong Equity & Derivatives Market Operator
22,154,200	Lifestyle International	40,004
	Mid to High-end Department Store Operator in Hong Kong & China
		81,734
	> Indonesia 0.7%
70,000,000	Perusahaan Gas Negara	32,694
	Gas Distributor & Pipeline Operator
		32,694
Asia: Total		1,803,695

Europe 36.4%
	> United Kingdom 7.2%
6,700,000	Serco	61,105
	Facilities Management
1,890,000	Intertek Group	41,817
	Testing, Inspection & Certification Services
3,300,000	Capita Group	37,884
	White Collar, Back Office Outsourcing
660,000	Chemring	33,161
	Defense Manufacturer of Countermeasures & Energetics
8,481,400	Cobham	33,077
	Aerospace Components
1,466,000	Schroders	31,301
	United Kingdom Top Tier Asset Manager
682,000	Rotork	14,520
	Valve Actuators for Oil & Water Pipelines
4,600,000	RPS Group	14,254
	Environmental Consulting & Planning
690,000	Tullow Oil	13,088
	Oil & Gas Producer
1,250,000	Smith & Nephew	12,453
	Medical Equipment & Supplies
3,465,000	N Brown Group	11,505
	Home Shopping Women’s Clothes Retailer
20,823,776	Archipelago Resources (a)	11,455
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
1,110,000	Keller Group	11,387
	Ground Engineering
371,800	Abcam	7,103
	Online Sales of Antibodies
1,200,000	PureCircle (a)	4,452
	Manufactures Natural Sweetener
2,677,433	Spice Group	1,199
	United Kingdom Utility Outsourcing
		339,761
	> Netherlands 6.2%
1,871,250	Imtech	59,925
	Electromechanical & ICT Installation & Maintenance
735,945	Fugro	48,100
	Sub-sea Oilfield Services

Number of Shares		Value (000)

	> Netherlands—continued
520,100	Vopak (a)	$40,961
	World’s Largest Operator of Petroleum & Chemical Storage Terminals
1,372,989	Koninklijke TenCate (d)	35,939
	Advanced Textiles & Industrial Fabrics
1,385,000	Unit 4 Agresso (a)(d)	35,411
	Business Software Development
1,750,935	Aalberts Industries	27,929
	Flow Control & Heat Treatment
1,088,187	Arcadis	23,016
	Engineering Consultants
650,000	QIAGEN (a)	14,969
	Life Science Tools & Molecular Diagnostics
62,000	Core Laboratories	8,110
	Oil & Gas Reservoir Consulting
		294,360
	> Germany 4.2%
1,265,000	Rhoen-Klinikum	32,377
	Health Care Services
610,000	CTS Eventim	30,979
	Event Ticket Sales
245,000	Vossloh	26,162
	Rail Infrastructure & Diesel Locomotives
335,000	Wincor Nixdorf	22,691
	Retail POS Systems & ATM Machines
127,000	Rational	22,265
	Commercial Oven Manufacturer
750,000	Elringklinger	18,680
	Automobile Components
960,000	Tognum	18,049
	Diesel Engines for Drive & Power Generation Systems
1,180,000	Wirecard	11,156
	Online Payment Processing & Risk Management
354,500	Deutsche Beteiligungs	8,173
	Private Equity Investment Management
700,000	Takkt	8,131
	Mail Order Retailer of Office & Warehouse Durables
		198,663
	> France 3.7%
330,000	Neopost	26,373
	Postage Meter Machines
271,000	Pierre & Vacances	20,432
	Vacation Apartment Lets
408,000	Zodiac Aerospace	20,070
	Leading Supplier to the Aerospace Industry
455,700	Eurofins Scientific	19,754
	Food, Pharmaceuticals & Materials Screening & Testing
531,000	Carbone Lorraine	19,293
	Advanced Industrial Materials
759,000	SES	19,165
	Fixed Satellite Services
424,300	Saft	16,817
	Niche Battery Manufacturer
170,000	Rubis	14,833
	Tank Storage & Liquefied Petroleum Gas Distribution
160,701	Norbert Dentressangle	10,852
	Leading European Logistics & Transport Group
1,000,000	Hi-Media (a)	7,239
	Online Advertiser in Europe
		174,828
	> Switzerland 3.0%
20,500	Sika	34,607
	Chemicals for Construction & Industrial Applications
185,000	Geberit	33,109
	Plumbing Supplies
325,000	Kuehne & Nagel	32,888
	Freight Forwarding/Logistics
591,762	Bank Sarasin & Cie (a)	24,554
	Private Banking
85,000	Burckhardt Compression	16,768
	Manufactures & Services Compressors
		141,926
	> Sweden 2.4%
3,756,000	Hexagon	53,578
	Measurement Equipment
3,887,000	Sweco	32,434
	Engineering Consultants
3,063,701	Nobia (a)	16,378
	Kitchen Cabinet Manufacturing & Sales
1,078,000	East Capital Explorer (a)	12,317
	Sweden-based RUS/CEE Investment Fund
		114,707
	> Italy 2.3%
7,674,000	Terna	33,194
	Italian Power Transmission
1,169,000	Ansaldo STS	23,920
	Leading Systems Integrator for the Railway Industry
3,069,000	Credito Emiliano (a)	21,223
	Italian Regional Bank
8,131,000	CIR (a)	19,603
	Italian Holding Company
155,468	Tod’s	11,438
	Leather Shoes & Bags
		109,378
	> Ireland 1.6%
11,249,900	United Drug	39,051
	Irish Pharmaceutical Wholesaler & Outsourcer
575,000	Paddy Power	20,464
	Irish Betting Services
330,000	Aryzta	14,330
	Baked Goods
		73,845
	> Finland 1.3%
967,777	Stockmann	35,214
	Department Store & Fashion Retailer in Scandinavia & Russia
1,756,000	Poyry	25,496
	Engineering Consultants
		60,710

Number of Shares		Value (000)

	> Portugal 0.7%
4,912,072	Redes Energéticas Nacionais	$20,302
	Portuguese Power Transmission & Gas Transportation
12,858,000	Banco Comercial Português	14,310
	Portuguese Bank
		34,612
	> Denmark 0.7%
306,000	Novozymes	33,866
	Industrial Enzymes
		33,866
	> Poland 0.7%
893,900	Central European Distribution (a)	31,295
	Vodka Production & Spirits Distribution
		31,295
	> Greece 0.7%
4,660,300	Intralot	21,086
	Lottery & Gaming Systems & Services
1,117,000	Bank of Piraeus (a)	9,761
	Commercial Bank in Greece
		30,847
	> Spain 0.7%
573,000	Red Electrica de Espana	30,752
	Spanish Power Transmission
		30,752
	> Czech Republic 0.5%
114,000	Komercni Banka	23,135
	Leading Czech Universal Bank
		23,135
	> Iceland 0.4%
29,868,604	Marel (a)	18,414
	Largest Manufacturer of Poultry & Fish Processing Equipment
		18,414
	> Norway 0.1%
101,200	Dockwise (a)	2,461
	Specialized Transport Entity
		2,461
Europe: Total		1,713,560

Other Countries 14.8%
	> Canada 4.2%
1,710,000	ShawCor	47,378
	Oil & Gas Pipeline Products
1,117,000	CCL Industries	31,047
	Leading Global Label Manufacturer
2,542,000	Eldorado Gold (a)	30,860
	Gold Miner in Turkey, Greece, China & Brazil
850,000	Ivanhoe Mines (a)	14,855
744,000	Ivanhoe Mines (a)(e)	12,953
	Copper Mine Project in Mongolia
432,900	Baytex	14,641
	Oil & Gas Producer in Canada
317,900	AG Growth	11,581
	Leading Manufacturer of Augers & Grain Handling Equipment
1,480,610	Pan Orient (a)	9,184
	Growth Oriented & Return Focused Asian Explorer
12,500,000	Eacom Timber - Subscription Receipts (a)(f)	8,861
	Canadian Lumber Producer
1,355,000	Guyana Goldfields (a)(f)	8,605
	Gold Mining Projects in Guyana
2,262,100	Horizon North Logistics (a)	4,076
	Provides Diversified Oil Service Offering in Northern Canada
203,800	Black Diamond Group	3,953
	Provides Accommodations/Equipment for Oil Sands Exploitation
		197,994
	> United States 4.0%
1,340,000	Atwood Oceanics (a)	46,404
	Offshore Drilling Contractor
625,000	Alexion Pharmaceuticals (a)	33,981
	Biotech Focused on Orphan Diseases
346,000	Oceaneering International (a)	21,968
	Provider of Sub-sea Services & Manufactured Products
742,000	World Fuel Services	19,767
	Global Fuel Broker
725,000	BioMarin (a)	16,943
	Biotech Focused on Orphan Diseases
251,000	FMC Technologies (a)	16,222
	Oil & Gas Wellhead Manufacturer
391,000	Bristow (a)	14,753
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
679,000	Ritchie Brothers Auctioneers (b)	14,619
	Heavy Equipment Auctioneer
324,000	Tesco (a)	3,781
	Developing New Well Drilling Technologies
86,001	Textainer Group Holdings	1,853
	Top International Container Leasor
		190,291
	> Australia 2.9%
2,068,000	UGL	28,560
	Engineering & Facilities Management
700,000	Perpetual Trustees	22,662
	Mutual Fund Management
700,000	Australian Stock Exchange	21,802
	Australian Equity & Derivatives Market Operator
262,000	Cochlear	17,513
	Cochlear Implants for Hearing
1,500,000	Billabong International	15,554
	Action Sports Apparel Brand Manager
3,995,081	SAI Global	14,591
	Publishing, Certification & Compliance Services
7,158,966	Hastie Group	10,018
	Mechanical, Electrical & Hydraulic (MEH) Engineering
731,000	Seek	5,380
	Online Job Listing & Education
		136,080

Number of Shares		Value (000)

	> South Africa 2.4%
1,973,000	Naspers	$85,733
	Media in Africa & Other Emerging Markets
4,600,000	Mr. Price	25,135
	South African Retailer of Apparel, Household & Sporting Goods
		110,868
	> Israel 0.8%
2,890,000	Israel Chemicals	39,099
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
		39,099
	> Kazakhstan 0.4%
1,770,000	Halyk Savings Bank of Kazakhstan - GDR (a)	19,293
	Largest Retail Bank & Insurer in Kazakhstan
		19,293
	> Senegal 0.1%
7,402	Sonatel	2,134
	Leading Telecoms Operator in Western Africa
		2,134
	> Egypt —%
42,065	Paints & Chemical Industries (Pachin)	385
	Paints & Inks in Egypt
		385
Other Countries: Total		696,144

Latin America 6.0%
	> Brazil 4.1%
4,300,000	Suzano	58,757
	Brazilian Pulp & Paper Producer
5,000,000	Localiza Rent A Car	52,858
	Car Rental
2,000,000	Natura	40,599
	Direct Retailer of Cosmetics
3,000,000	MRV Engenharia	20,935
	Brazilian Low-income Property Developer
2,500,000	PDG Realty	20,820
	Brazilian Low-income Property Developer
		193,969
	> Mexico 1.2%
630,000	Grupo Aeroportuario del Sureste - ADR	32,665
	Mexican Airport Operator
10,459,400	Urbi Desarrollos Urbanos (a)	24,153
	Affordable Housing Builder
		56,818
	> Chile 0.7%
862,000	Sociedad Quimica y Minera de Chile - ADR	32,230
	Producer of Specialty Fertilizers, Lithium & Iodine
		32,230
Latin America: Total		283,017

Total Equities: 95.5% (Cost: $3,325,098)		4,496,416

Number of Shares or Principal Amount (000)		Value (000)*

Securities Lending Collateral 1.0%
45,759,796	Dreyfus Government Cash Management Fund (7 day yield of 0.010%) (g)	$45,760

Total Securities Lending Collateral: 1.0% (Cost: $45,760)		45,760

Short-Term Obligations: 3.5%
	> Repurchase Agreement 3.0%
$144,017	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/10, due 4/01/10 at 0.00%, collateralized by U.S. Government Agency obligations with various maturities to 1/26/15, market value $146,902 (repurchase proceeds $144,017)	144,017
		144,017
	> Commercial Paper 0.5%
22,700	Toyota Motor Credit 0.23% Due 4/01/10	22,700
		22,700
Total Short-Term Obligations: 3.5% (Amortized Cost: $166,717)		166,717

Total Investments: 100.0% (Cost: $3,537,575)(h)(i)		4,708,893

Obligation to Return Collateral for Securities Loaned: (1.0)%		(45,760)

Cash and Other Assets Less Liabilities: 1.0%		48,057

Total Net Assets: 100.0%		$4,711,190

ADR = American Depositary Receipts.

GDR = Global Depositary Receipts.

> Notes to Statements of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Funds would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Funds’ Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$63,490	$1,740,047	$158	$1,803,695
Europe	39,405	1,674,155	—	1,713,560
Other Countries	379,424	316,720	—	696,144
Latin America	283,017	—	—	283,017
Total Equities	765,336	3,730,922	158	4,496,416
Total Securities Lending Collateral	45,760	—	—	45,760
Total Short-Term Obligations	—	166,717	—	166,717
Total Investments	811,096	3,897,639	158	4,708,893
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	9,398	—	9,398
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(2,445)	—	(2,445)
Total	$811,096	$3,904,592	$158	$4,715,846

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Certain Short-Term Obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exist are valued based upon the market approach using inputs from the investment team but ultimately decided by the Board of Trustees. These may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

> Notes to Statements of Investments (dollar values in thousands)

The following table reconciles asset balances for the three-month period ending March 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)		Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of March 31, 2010
Equities
Asia	$158	$—	$—	*	$—	$—	$158
	$158	$—	$—	*	$—	$—	$158

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at March 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $-*.

*  Rounds to less than $500.

The Funds adopted FASB Accounting Standards Update No. 2010-06 “Fair Value Measurements and Disclosures (Topic 820)” (“the Update”), effective March 31, 2010. This Update applies to Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy.

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$152,214	$—	$—	$152,214

Financial assets were transferred from Level 2 to Level 1 as they resumed trading during the period.

(a)          Non-income producing security.

(b)         All or a portion of this security was on loan at March 31, 2010. The total market value of Fund securities on loan at March 31, 2010 was $44,325.

(c)          Illiquid security.

(d)         An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares.

Holdings and transactions in these affiliated companies during the three months ended March 31, 2010, are as follows:

Affiliates	Balance of Shares Held 12/31/09	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/10	Value	Dividend
Koninklijke TenCate	1,372,989	—	—	1,372,989	$35,939	$—
Nippon Residential Investment*	12,500	—	12,500	12,500	—	—
Unit 4 Aggresso	1,385,000	—	—	1,385,000	35,411	—
Total of Affiliated Transactions	2,770,489	—	12,500	2,770,489	$71,350	$—

*                 At March 31, 2010, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at March 31, 2010, was $47,996 and $71,350, respectively. Investments in affiliated companies represented 1.5% of total net assets at March 31, 2010.

(e)          Security is traded on a U.S. exchange.

(f)            Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2010, the market value of these securities amounted to $17,466, which represented 0.37% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Eacom Timber - Subscription Receipts	3/17/10	12,500,000	$6,188	$8,861
Guyana Goldfields	1/19/10	1,355,000	9,134	8,605
			$15,322	$17,466

(g)         Investment made with cash collateral received from securities lending activity.

(h)         At March 31, 2010, for federal income tax purposes, the cost of investments was $5,537,575 and net unrealized apppreciation was $1,171,318, consisting of gross unrealized appreciation of $1,394,298 and gross unrealized depreciation of $222,980.

> Notes to Statements of Investments (dollar values in thousands)

(i)             On March 31, 2010, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$970,587	20.6
Japanese Yen	742,146	15.8
U.S. Dollar	590,202	12.5
British Pound	339,761	7.2
Hong Kong Dollar	315,913	6.7
Other currencies less than 5% of total net assets	1,750,284	37.2
	$4,708,893	100.0

At March 31, 2010, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Sell	Forward Foreign Currency Exchange Contracts to Buy	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation
USD	AUD	28,377	$25,000	5/14/10	$932
USD	AUD	27,598	25,000	6/15/10	127
USD	CAD	25,750	25,000	4/15/10	353
USD	CAD	26,281	25,000	5/14/10	876
USD	CAD	25,458	25,000	6/15/10	63
EUR	USD	51,815	75,000	4/15/10	5,015
EUR	USD	54,933	75,000	5/14/10	803
EUR	USD	54,616	75,000	6/15/10	1,229
			$350,000		$9,398

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized (Depreciation)
AUD	USD	27,136	$25,000	4/15/10	$(122)
JPY	USD	2,281,475	25,000	4/15/10	(595)
JPY	USD	2,244,150	25,000	5/14/10	(991)
JPY	USD	2,267,500	25,000	6/15/10	(737)
			$100,000		$(2,445)

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust Company.

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

JPY = Japanese Yen

USD = United States Dollar

Columbia Acorn USA

Statement of Investments (Unaudited), March 31, 2010

Number of Shares		Value (000)

Equities: 99.3%
Information 32.4%
	> Business Software 7.5%
1,155,000	Informatica (a)	$31,023
	Enterprise Data Integration Software
620,000	Micros Systems (a)	20,386
	Information Systems for Restaurants & Hotels
375,000	ANSYS (a)	16,177
	Simulation Software for Engineers & Designers
525,000	Blackbaud	13,225
	Software & Services for Non-profits
158,000	Concur Technologies (a)	6,479
	Web Enabled Cost & Expense Management Software
918,000	Novell (a)	5,499
	Directory, Operating System & Identity Management Software
95,000	Blackboard (a)	3,958
	Education Software
57,000	Quality Systems	3,502
	IT Systems for Medical Groups & Ambulatory Care Centers
240,000	NetSuite (a)	3,490
	End to End IT Systems Solutions Delivered Over the Web
590,000	Art Technology Group (a)	2,602
	Software & Tools to Optimize Websites for E-Commerce
136,513	Tyler Technologies (a)	2,558
	Financial, Tax, Court & Document Management Systems for Local Governments
64,547	Constant Contact (a)	1,499
	E-mail & Other Marketing Campaign Management Systems Delivered Over the Web
100,000	Avid Technology (a)	1,378
	Digital Nonlinear Editing Software & Systems
230,000	Actuate (a)	1,286
	Information Delivery Software & Solutions
		113,062
	> Semiconductors & Related Equipment 4.0%
760,000	Microsemi (a)	13,178
	Analog/Mixed-signal Semiconductors
500,000	Monolithic Power Systems (a)	11,150
	High Performance Analog & Mixed-signal Integrated Circuits (ICs)
1,179,750	ON Semiconductor (a)	9,438
	Mixed-signal & Power Management Semiconductors
287,000	Supertex (a)	7,344
	Analog/Mixed-signal Semiconductors
1,168,000	Integrated Device Technology (a)	7,160
	Communications Semiconductors
480,000	Pericom Semiconductor (a)	5,141
	Interface Integrated Circuits (ICs) & Frequency Control Products
750,000	Entegris (a)	3,780
	Semiconductor Materials Management Products
550,000	Atmel (a)	2,767
	Microcontrollers, RF & Memory Semiconductors
		59,958
	> Mobile Communications 3.5%
890,000	Crown Castle International (a)	34,025
	Communications Towers
525,000	SBA Communications (a)	18,937
	Communications Towers
88,000	Globalstar (a)(b)	119
	Satellite Mobile Voice & Data Carrier
		53,081
	> Telephone and Data Services 3.5%
2,061,000	tw telecom (a)	37,407
	Fiber Optic Telephone/Data Services
2,250,000	PAETEC Holding (a)	10,530
	Telephone/Data Services for Business
250,000	Cogent Communications (a)	2,603
	Internet Data Pipelines
45,000	AboveNet (a)	2,283
	Metropolitan Fiber Communications Services
		52,823
	> Computer Hardware & Related Equipment 3.1%
505,000	II-VI (a)	17,089
	Laser Optics & Specialty Materials
285,600	Amphenol	12,050
	Electronic Connectors
280,000	Nice Systems - ADR (Israel) (a)	8,890
	Audio & Video Recording Solutions
184,000	Zebra Technologies (a)	5,446
	Bar Code Printers
135,000	Netgear (a)	3,524
	Networking Products for Small Business & Home
		46,999
	> Telecommunications Equipment 2.5%
473,000	Blue Coat Systems (a)	14,682
	WAN Acceleration & Network Security
480,000	Polycom (a)	14,679
	Video Conferencing Equipment
320,000	Finisar (a)	5,027
	Optical Sub-systems & Components
116,000	CommScope (a)	3,250
	Wireless Infrastructure Equipment & Telecom Cable
		37,638
	> Instrumentation 2.5%
180,000	Mettler Toledo (a)	19,656
	Laboratory Equipment
575,000	IPG Photonics (a)	8,510
	Fiber Lasers
168,000	Trimble Navigation (a)	4,825
	GPS-based Instruments
140,000	FLIR Systems (a)	3,948
	Infrared Cameras
		36,939
	> Gaming Equipment & Services 1.7%
570,000	Bally Technologies (a)	23,108
	Slot Machines & Software
73,000	WMS Industries (a)	3,061
	Slot Machine Provider
		26,169

Number of Shares		Value (000)

	> Computer Services 1.6%
395,000	SRA International (a)	$8,212
	Government IT Services
310,000	ExlService Holdings (a)	5,171
	BPO (Business Process Outsourcing)
172,000	Acxiom (a)	3,086
	Database Marketing Services
1,005,500	Hackett Group (a)	2,795
	IT Integration & Best Practice Research
786,000	RCM Technologies (a)(c)	2,476
	Technology & Engineering Services
235,000	iGate	2,286
	IT & BPO (Business Process Outsourcing) Services
		24,026
	> Internet Related 0.7%
510,000	Switch & Data Facilities (a)	9,058
	Network Neutral Data Centers
381,740	TheStreet.com	1,412
	Financial Information Websites
		10,470
	> Financial Processors 0.7%
220,000	Global Payments	10,021
	Credit Card Processor
		10,021
	> Contract Manufacturing 0.6%
261,000	Plexus (a)	9,404
	Electronic Manufacturing Services
		9,404
	> Radio 0.2%
511,100	Salem Communications (a)	1,830
	Radio Stations for Religious Programming
705,500	Spanish Broadcasting System (a)	550
	Spanish Language Radio Stations
18,750	Saga Communications (a)	421
	Radio Stations in Small & Mid-sized Cities
		2,801
	> TV Broadcasting 0.2%
975,000	Entravision Communications (a)	2,691
	Spanish Language TV & Radio Stations
		2,691
	> CATV 0.1%
335,000	Mediacom Communications (a)	1,993
	Cable TV Franchises
		1,993
Information: Total		488,075

Consumer Goods & Services 17.6%
	> Retail 6.9%
390,000	lululemon athletica (a)	16,185
	Premium Active Apparel Retailer
322,000	Abercrombie & Fitch	14,696
	Teen Apparel Retailer
360,000	Urban Outfitters (a)	13,691
	Apparel & Home Specialty Retailer
281,000	J Crew Group (a)	12,898
	Multi-channel Branded Retailer
774,000	Chico’s FAS	11,161
	Women’s Specialty Retailer
875,000	Saks (a)	7,525
	Luxury Department Store Retailer
480,000	Talbots (a)	6,221
	Women’s Specialty Retailer
244,000	AnnTaylor Stores (a)	5,051
	Women’s Apparel Retailer
658,000	Charming Shoppes (a)	3,592
	Women’s Specialty Plus Size Apparel Retailer
130,000	Shutterfly (a)	3,132
	Internet Photo-centric Retailer
417,260	Coldwater Creek (a)	2,896
	Women’s Apparel Retailer
491,745	Wet Seal (a)	2,341
	Specialty Apparel Retailer
350,000	Pier 1 Imports (a)	2,229
	Home Furnishing Retailer
125,000	Vitacost.com (a)	1,506
	Online Vitamin Retailer
131,314	Bebe Stores	1,169
	Women’s Contemporary Specialty Apparel Retailer
		104,293
	> Travel 3.2%
750,000	Gaylord Entertainment (a)	21,967
	Convention Hotels
797,750	Avis Budget Group (a)	9,174
	Second Largest Car Rental Company
220,000	Vail Resorts (a)	8,820
	Ski Resort Operator & Developer
750,000	Hertz (a)	7,493
	Largest U.S. Rental Car Operator
		47,454
	> Educational Services 1.6%
179,000	ITT Educational Services (a)	20,134
	Post-secondary Degree Services
165,000	Universal Technical Institute (a)	3,765
	Vocational Training
		23,899
	> Furniture & Textiles 1.5%
980,000	Knoll	11,025
	Office Furniture
540,000	Interface	6,253
	Modular & Broadloom Carpet
285,000	Herman Miller	5,147
	Office Furniture
		22,425
	> Other Durable Goods 1.0%
297,403	Cavco Industries (a)	10,153
	Manufactured Homes
154,000	Jarden	5,127
	Branded Household Products
		15,280

Number of Shares		Value (000)

	> Consumer Goods Distribution 0.8%
523,500	Pool	$11,852
	Distributor of Swimming Pool Supplies & Equipment
		11,852
	> Food & Beverage 0.7%
162,000	Diamond Foods	6,811
	Culinary Ingredients & Snack Foods
90,000	Hansen Natural (a)	3,904
	Alternative Beverages
		10,715
	> Apparel 0.6%
284,313	True Religion Apparel (a)	8,632
	Premium Denim
		8,632
	> Casinos & Gaming 0.5%
455,000	Pinnacle Entertainment (a)	4,432
	Regional Casino Operator
110,000	Penn National Gaming (a)	3,058
	Regional Casino Operator
		7,490
	> Leisure Products 0.4%
180,000	Thor Industries	5,438
	RV & Bus Manufacturer
		5,438
	> Other Consumer Services 0.3%
182,000	Lifetime Fitness (a)	5,114
	Sport & Fitness Club Operator
		5,114
	> Restaurants 0.1%
40,000	P.F. Chang’s China Bistro (a)	1,765
	Mandarin Style Restaurants
		1,765
Consumer Goods & Services: Total		264,357

Finance 13.5%
	> Banks 5.4%
935,182	Valley National Bancorp	14,374
	New Jersey/New York Bank
492,125	MB Financial	11,087
	Chicago Bank
659,800	TCF Financial	10,517
	Great Lakes Bank
424,319	Lakeland Financial	8,083
	Indiana Bank
170,000	SVB Financial Group (a)	7,932
	Bank to Venture Capitalists
508,000	Pacific Continental	5,334
	Pacific Northwest Bank
245,000	Wilmington Trust	4,060
	Delaware Trust Bank
269,600	Eagle Bancorp (a)	3,195
	Metro D.C. Bank
225,000	Whitney Holding	3,103
	Gulf Coast Bank
678,200	First Busey	2,998
	Illinois Bank
213,600	Associated Banc-Corp	2,948
	Midwest Bank
178,826	Sandy Spring Bancorp	2,682
	Baltimore/D.C. Bank
247,203	Green Bankshares (a)(b)	2,017
	Tennessee Bank
90,000	TriCo Bancshares	1,791
	California Central Valley Bank
851,247	Guaranty Bancorp (a)	1,353
	Colorado Bank
		81,474
	> Finance Companies 5.2%
1,136,500	AmeriCredit (a)	27,003
	Auto Lending
404,800	World Acceptance (a)	14,605
	Personal Loans
275,000	Aaron’s	9,168
	Rent to Own
345,000	McGrath Rentcorp	8,359
	Temporary Space & IT Rentals
265,000	GATX	7,592
	Rail Car Lessor
625,000	H&E Equipment Services (a)	6,738
	Heavy Equipment Leasing
230,000	CAI International (a)	2,834
	International Container Leasing
99,200	Marlin Business Services (a)	1,007
	Small Equipment Leasing
		77,306
	> Brokerage & Money Management 1.4%
280,000	Eaton Vance	9,391
	Specialty Mutual Funds
750,000	MF Global (a)	6,052
	Futures Broker
150,000	SEI Investments	3,296
	Mutual Fund Administration & Investment Management
155,000	Investment Technology Group (a)	2,587
	Electronic Trading
		21,326
	> Savings & Loans 1.0%
600,000	ViewPoint Financial	9,726
	Texas Thrift
238,090	Berkshire Hills Bancorp	4,364
	Northeast Thrift
46,231	K-Fed Bancorp (b)	413
	Los Angeles Savings & Loan
		14,503
	> Insurance 0.5%
110,000	Delphi Financial Group	2,768
	Workers Compensation & Group Employee Benefit Products & Services
120,000	Tower Group	2,660
	Commercial & Personal Lines Insurance
7,000	Markel (a)	2,623
	Specialty Insurance
		8,051
Finance: Total		202,660

Number of Shares		Value (000)

Industrial Goods & Services 12.4%
	> Machinery 8.9%
627,500	Ametek	$26,016
	Aerospace/Industrial Instruments
373,600	Nordson	25,375
	Dispensing Systems for Adhesives & Coatings
585,000	Pentair	20,838
	Pumps & Water Treatment
445,000	Donaldson	20,078
	Industrial Air Filtration
587,000	ESCO Technologies	18,673
	Automatic Electric Meter Readers
195,000	MOOG (a)	6,907
	Motion Control Products for Aerospace, Defense & Industrial Markets
162,000	Oshkosh (a)	6,535
	Specialty Truck Manufacturer
100,000	HEICO	3,968
	FAA Approved Aircraft Replacement Parts
71,800	Toro	3,530
	Turf Maintenance Equipment
50,000	Kaydon	1,880
	Specialized Friction & Motion Control Products
		133,800
	> Industrial Materials & Specialty Chemicals 0.8%
255,000	Drew Industries (a)	5,615
	RV & Manufactured Home Components
150,000	Albany International	3,229
	Paper Machine Clothing & Advanced Textiles
60,000	Albemarle	2,558
	Refinery Catalysts & Other Specialty Chemicals
		11,402
	> Other Industrial Services 0.5%
265,000	TrueBlue (a)	4,108
	Temporary Manual Labor
396,000	American Reprographics (a)	3,552
	Document Management & Logistics
		7,660
	> Steel 0.5%
540,000	GrafTech International (a)	7,382
	Industrial Graphite Materials Producer
		7,382
	> Industrial Distribution 0.4%
350,000	Interline Brands (a)	6,699
	Industrial Distribution
		6,699
	> Electrical Components 0.4%
145,000	Acuity Brands	6,120
	Commercial Lighting Fixtures
		6,120
	> Construction 0.4%
240,000	M/I Homes (a)	3,516
	Columbus-based Home Builder
110,000	Ritchie Brothers Auctioneers (b)	2,368
	Heavy Equipment Auctioneer
		5,884
	> Waste Management 0.3%
130,000	Waste Connections (a)	4,415
	Solid Waste Management
		4,415
	> Water 0.2%
550,000	Mueller Water Products	2,629
	Fire Hydrants, Valves & Ductile Iron Pipes
		2,629
Industrial Goods & Services: Total		185,991

Health Care 9.2%
	> Biotechnology & Drug Delivery 4.5%
248,000	Human Genome Sciences (a)	7,490
	Biotech Focused on HCV, Inflammation & Cancer
199,000	Acorda Therapeutics (a)	6,806
	Biopharma Company Focused on Nervous Disorder Drugs
266,000	BioMarin (a)	6,216
	Biotech Focused on Orphan Diseases
797,253	Allos Therapeutics (a)	5,924
	Cancer Drug Development
489,300	Seattle Genetics (a)	5,842
	Antibody-based Therapies for Cancer
357,000	Nektar Therapeutics (a)	5,430
	Drug Delivery Technologies
117,000	InterMune (a)	5,215
	Drugs for Pulmonary Fibrosis & Hepatitis C
157,000	Auxilium Pharmaceuticals (a)	4,892
	Biotech Focused on Niche Disease Areas
122,000	AMAG Pharmaceuticals (a)	4,259
	Biotech Focused on Niche Diseases
405,000	Micromet (a)	3,272
	Next-generation Antibody Technology
57,000	United Therapeutics (a)	3,154
	Biotech Focused on Rare Diseases
100,000	Onyx Pharmaceuticals (a)	3,028
	Commercial-stage Biotech Focused on Cancer
509,900	NPS Pharmaceuticals (a)	2,570
	Orphan Drugs & Healthy Royalties
199,900	Isis Pharmaceuticals (a)	2,183
	Biotech Pioneer in Anti-sense Drugs
220,000	Anthera (a)	1,538
	Biotech Focused on Cardiovascular, Cancer & Immunology
40,000	Ironwood Pharmaceuticals (a)	541
	Primary Care Drugs
18,181	Metabolex, Series A-1 (a)(d)	14
	Diabetes Drug Development
738,060	Medicure - Warrants (a)(d)	5
	Cardiovascular Biotech Company
100,000	IsoRay - Warrants (a)(d)	3
	Radiology Cancer Company
37,500	Locus Pharmaceuticals, Series A-1, Pfd. (a)(d)	1
19,329	Locus Pharmaceuticals, Series B-1, Pfd. (a)(d)	1
	High Throughput Rational Drug Design
		68,384

Number of Shares		Value (000)

	> Medical Equipment & Devices 2.5%
235,000	Alexion Pharmaceuticals (a)	$12,777
	Biotech Focused on Orphan Diseases
165,000	Orthofix International (a)	6,003
	Bone Fixation & Stimulation Devices
76,000	Gen-Probe (a)	3,800
	Molecular In-vitro Diagnostics
80,000	Sirona Dental Systems (a)	3,042
	Manufacturer of Dental Equipment
160,000	American Medical Systems (a)	2,973
	Medical Devices to Treat Urological Conditions
108,147	Vermillion (a)(d)	2,798
	Ovarian Cancer Diagnostic Test
71,000	Illumina (a)	2,762
	Leading Tools & Service Provider for Genetic Analysis
40,000	Kinetic Concepts (a)	1,912
	Wound Healing & Tissue Repair Products
250,000	Nanosphere (a)	1,198
	Molecular Diagnostics Company with Best of Breed Platform
		37,265
	> Health Care Services 1.3%
606,300	PSS World Medical (a)	14,254
	Distributor of Medical Supplies
45,000	Mednax (a)	2,619
	Physician Management for Pediatric & Anesthesia Practices
283,000	eResearch Technology (a)	1,955
	Clinical Research Services
		18,828
	> Medical Supplies 0.9%
360,979	Cepheid (a)	6,310
	Molecular Diagnostics
180,000	Immucor (a)	4,030
	Automated Blood Typing Reagents
53,000	Idexx Laboratories (a)	3,050
	Diagnostic Equipment & Services for Veterinarians
		13,390
Health Care: Total		137,867

Energy & Minerals 8.0%
	> Oil Services 4.8%
500,000	FMC Technologies (a)	32,315
	Oil & Gas Wellhead Manufacturer
755,000	Atwood Oceanics (a)	26,146
	Offshore Drilling Contractor
95,000	Oceaneering International (a)	6,031
	Provider of Sub-sea Services & Manufactured Products
105,000	Bristow (a)	3,962
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
115,375	Exterran Holdings (a)	2,788
	Natural Gas Compressor Rental & Fabrication
106,000	Tesco (a)	1,237
	Developing New Well Drilling Technologies
		72,479
	> Oil & Gas Producers 2.5%
925,000	Quicksilver Resources (a)	13,015
	Natural Gas & Coal Steam Gas Producer
485,000	Carrizo Oil & Gas (a)	11,131
	Oil & Gas Producer
137,800	Southwestern Energy (a)	5,611
	Oil & Gas Producer
111,200	Equitable Resources	4,559
	Natural Gas Producer & Utility
109,000	Northern Oil & Gas (a)	1,728
	Small E&P Company in North Dakota Bakken
61,000	Rosetta Resources (a)	1,436
	Oil & Gas Producer Exploring in South Texas & Montana
		37,480
	> Mining 0.4%
50,000	Core Laboratories (Netherlands)	6,540
	Oil & Gas Reservoir Consulting
		6,540
	> Other Resources 0.3%
179,846	Layne Christensen (a)	4,804
	Oil & Gas Production/Engineering & Construction/Contract Drilling
		4,804
Energy & Minerals: Total		121,303

Other Industries 6.2%
	> Real Estate 5.5%
405,000	SL Green Realty	23,194
	Manhattan Office Buildings
790,000	BioMed Realty Trust	13,067
	Life Science-focused Office Buildings
280,619	Macerich	10,751
	Regional Shopping Malls
246,000	Corporate Office Properties	9,872
	Office Buildings
1,450,000	Kite Realty Group	6,858
	Community Shopping Centers
441,000	Extra Space Storage	5,592
	Self Storage Facilities
1,058,000	DCT Industrial Trust	5,533
	Industrial Properties
100,000	Digital Realty Trust	5,420
	Technology-focused Office Buildings
90,000	American Campus Communities	2,489
	Student Housing
		82,776
	> Transportation 0.7%
344,720	Heartland Express	5,688
	Regional Trucker
100,000	World Fuel Services	2,664
	Global Fuel Broker

Number of Shares or Principal Amount (000)		Value (000)

	> Transportation—continued
180,000	Rush Enterprises, Class A (a)	$2,378
	Truck Sales & Services
		10,730
Other Industries: Total		93,506

Total Equities: 99.3% (Cost: $1,147,089)		1,493,759

Securities Lending Collateral 0.1%
1,987,874	Dreyfus Government Cash Management Fund (e) (7 day yield of 0.010%)	1,988

Total Securities Lending Collateral: 0.1% (Cost: $1,988)		1,988

Short-Term Obligation 0.5%
$6,734	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/10, due 4/01/10 at 0.00%, collateralized by a U.S. Government Agency obligation maturing 1/26/15, market value $6,871 (repurchase proceeds $6,734)	6,734

Total Short-Term Obligation: 0.5% (Cost: $6,734)		6,734

Total Investments: 99.9% (Cost: $1,155,811)(f)		1,502,481

Obligation to Return Collateral for Securities Loaned: (0.1)%		(1,988)

Cash and Other Assets Less Liabilities: 0.2%		3,780

Total Net Assets: 100.0%		$1,504,273

ADR = American Depositary Receipts.

> Notes to Statement of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Funds would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Funds’ Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$488,075	$—	$—	$488,075
Consumer Goods & Services	264,357	—	—	264,357
Finance	202,660	—	—	202,660
Industrial Goods & Services	185,991	—	—	185,991
Health Care	135,045	2,806	16	137,867
Energy & Minerals	121,303	—	—	121,303
Other Industries	93,506	—	—	93,506
Total Equities	1,490,937	2,806	16	1,493,759
Total Securities Lending Collateral	1,988	—	—	1,988
Total Short-Term Obligation	—	6,734	—	6,734
Total Investments	$1,492,925	$9,540	$16	$1,502,481

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. Securities acquired via private placement, that have a holding period or an extended settlement period, are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the advisor’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes.

Certain Short-Term Obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exist are valued based upon the market approach using inputs from the investment team but ultimately decided by the Board of Trustees. These may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

> Notes to Statement of Investments (dollar values in thousands)

The following table reconciles asset balances for the three-month period ending March 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of March 31, 2010
Equities
Health Care	$25	$—	$(9)	$—	$—	$16
	$25	$—	$(9)	$—	$—	$16

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at March 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $8.

(a)   Non-income producing security.

(b)   All or a portion of this security was on loan at March 31, 2010. The total market value of Fund securities on loan at March 31, 2010 was $1,922.

(c)   An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares.

Holdings and transactions in these affiliated companies during the three months ended March 31, 2010, are as follows:

Affiliate	Balance of Shares Held 12/31/09	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/10	Value	Dividend
Cavco Industries*	327,900	—	30,497	297,403	$10,153	$—
RCM Technologies	786,000	—	—	786,000	2,476	—
Total Affiliated Transactions	1,113,900	—	30,497	1,083,403	$12,629	$—

*      At March 31, 2010, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at March 31, 2010, were $15,151 and $12,629, respectively.

Investments in the affiliated companies represented 0.8% of total net assets at March 31, 2010.

(d)   Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2010, the market value of these securities amounted to $2,822 which represented 0.19% of total net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Vermillion	1/07/10	108,147	$2,000	$2,798
Metabolex, Series A	2/11/00	18,181	2,000	14
Medicure - Warrants	12/22/06	738,060	—	5
IsoRay - Warrants	3/21/07	100,000	—	3
Locus Pharmaceuticals, Series A-1 Pfd.	9/05/01	37,500	1,500	1
Locus Pharmaceuticals, Series B-1 Pfd.	2/08/07	19,329	56	1
			$5,556	$2,822

(e)   Investment made with cash collateral received from securities lending activity.

(f)    At March 31, 2010, for federal income tax purposes, the cost of investments was $1,155,811 and net unrealized appreciation was $346,670, consisting of gross unrealized appreciation of $489,995 and gross unrealized depreciation of $143,325.

Columbia Acorn International Select

Statement of Investments (Unaudited), March 31, 2010

Number of Shares		Value (000)

Equities: 94.6%
Europe 36.5%
	> United Kingdom 15.4%
2,350,000	Serco	$21,432
	Facilities Management
1,100,000	Capita Group	12,628
	White Collar, Back Office Outsourcing
525,000	Intertek Group	11,616
	Testing, Inspection & Certification Services
2,929,700	Cobham	11,426
	Aerospace Components
310,000	Schroders	6,619
	United Kingdom Top Tier Asset Manager
851,400	Spice Group	381
	United Kingdom Utility Outsourcing
		64,102
	> Netherlands 5.9%
169,162	Fugro	11,056
	Sub-sea Oilfield Services
252,000	Imtech	8,070
	Electromechanical & ICT Installation & Maintenance
41,000	Core Laboratories	5,363
	Oil & Gas Reservoir Consulting
		24,489
	> France 3.1%
98,000	Neopost	7,832
	Postage Meter Machines
102,000	Zodiac Aerospace	5,017
	Leading Supplier to the Aerospace Industry
		12,849
	> Spain 2.5%
195,000	Red Eléctrica de Espana	10,465
	Spanish Power Transmission
		10,465
	> Switzerland 2.5%
125,307	Bank Sarasin & Cie (a)	5,199
	Private Banking
51,000	Kuehne & Nagel	5,161
	Freight Forwarding/Logistics
		10,360
	> Sweden 2.5%
715,000	Hexagon	10,199
	Measurement Equipment
		10,199
	> Germany 2.0%
174,000	Rhoen-Klinikum	4,454
	Health Care Services
412,000	Wirecard	3,895
	Online Payment Processing & Risk Management
		8,349
	> Ireland 1.8%
2,191,700	United Drug	7,608
	Irish Pharmaceutical Wholesaler & Outsourcer
		7,608
	> Denmark 0.8%
29,000	Novozymes	3,210
	Industrial Enzymes
		3,210
Europe: Total		151,631

Asia 34.7%
	> Japan 15.2%
1,311,400	Kansai Paint	10,689
	Paint Producer in Japan, India, China & Southeast Asia
8,168	Jupiter Telecommunications	9,436
	Largest Cable Service Provider in Japan
4,450	Seven Bank	8,948
	ATM Processing Services
189,300	Benesse	8,200
	Education Service Provider
634,300	Rohto Pharmaceutical	6,968
	Health & Beauty Products
160,000	Ain Pharmaciez	4,674
	Dispensing Pharmacy/Drugstore Operator
560,000	Nomura Holdings	4,127
	Brokerage, Dealing, Underwriting & Asset Management
900	Orix JREIT	4,077
	Diversified REIT
435,000	Kamigumi	3,499
	Port Cargo Handling & Logistics
307,000	Suruga Bank	2,745
	Regional Bank
		63,363
	> Singapore 6.1%
6,100,000	Olam International	11,294
	Agriculture Supply Chain Manager
7,500,000	Ascendas REIT	10,293
	Singapore Industrial Property Landlord
702,000	Singapore Exchange	3,839
	Singapore Equity & Derivatives Market Operator
		25,426
	> South Korea 5.9%
73,100	NHN (a)	11,629
	South Korea’s Largest Online Search Engine
49,204	MegaStudy	8,110
	Online Education Service Provider
151,000	Woongjin Coway	4,678
	South Korean Household Appliance Rental Service Provider
		24,417
	> China 5.7%
4,394,000	Zhaojin Mining Industry	8,602
	Gold Mining & Refining in China
8,361,000	Jiangsu Expressway	7,840
	Chinese Toll Road Operator
1,752,700	Shandong Weigao	7,314
	Vertically Integrated Hospital Consumable Manufacturing
		23,756

Number of Shares		Value (000)

	> Hong Kong 1.8%
434,700	Hong Kong Exchanges and Clearing	$7,256
	Hong Kong Equity & Derivatives Market Operator
		7,256
Asia: Total		144,218

Other Countries 20.5%
	> South Africa 6.6%
630,000	Naspers	27,375
	Media in Africa & Other Emerging Markets
		27,375
	> Canada 5.3%
701,250	Eldorado Gold (a)	8,513
	Gold Miner in Turkey, Greece, China & Brazil
51,500	Potash Corp. of Saskatchewan	6,147
	World’s Largest Producer of Potash
172,000	CCL Industries	4,781
	Leading Global Label Manufacturer
73,600	AG Growth	2,681
	Leading Manufacturer of Augers & Grain Handling Equipment
		22,122
	> United States 5.1%
171,000	Atwood Oceanics (a)	5,922
	Offshore Drilling Contractor
61,000	Diamond Offshore	5,418
	Offshore Drilling Contractor
80,000	Oceaneering International (a)	5,079
	Provider of Sub-sea Services & Manufactured Products
90,000	Alexion Pharmaceuticals (a)	4,893
	Biotech Focused on Orphan Diseases
		21,312
	> Australia 2.5%
759,000	UGL	10,482
	Engineering & Facilities Management
		10,482
	> Israel 1.0%
310,000	Israel Chemicals	4,194
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
		4,194
Other Countries: Total		85,485

Latin America 2.9%
	> Colombia 2.9%
615,000	Pacific Rubiales Energy (a)	11,947
	Oil Production & Exploration in Colombia
		11,947
Latin America: Total		11,947

Total Equities: 94.6% (Cost: $307,068)		393,281

Principal Amount (000)

Short-Term Obligations: 4.7%
	> Repurchase Agreement 4.2%
$17,395	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/10, due 4/01/10 at 0.00%, collateralized by a U.S. Treasury obligation maturing 12/02/14, market value $17,744 (repurchase proceeds $17,395)	17,395
		17,395
	> Commercial Paper 0.5%
2,000	Toyota Motor Credit 0.23% due 4/01/10	2,000
		2,000
Total Short-Term Obligations: 4.7% (Cost: $19,395)		19,395

Total Investments: 99.3% (Cost: $326,463)(b)(c)		412,676

Cash and Other Assets Less Liabilities: 0.7%		2,962

Total Net Assets: 100.0%		$415,638

> Notes to Statements of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ.  A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Funds would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Funds’ Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$5,363	$146,268	$—	$151,631
Asia	—	144,218	—	144,218
Other Countries	55,381	42,051	—	97,432
Total Equities	60,744	332,537	—	393,281
Total Short-Term Obligations	—	19,395	—	19,395
Total Investments	$60,744	$351,932	$—	$412,676

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

Certain Short-Term Obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

> Notes to Statements of Investments (dollar values in thousands)

(a)          Non-income producing security.

(b)         At March 31, 2010, for federal income tax purposes, the cost of investments was $326,463 and net unrealized appreciation was $86,213, consisting of gross unrealized appreciation of $98,096 and gross unrealized depreciation of $11,883.

(c)          On March 31, 2010, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
British Pound	$64,102	15.4
Japanese Yen	63,363	15.2
Euro	58,397	14.0
U.S. Dollar	46,070	11.1
Canadian Dollar	34,069	8.2
Hong Kong Dollar	31,012	7.5
South African Rand	27,375	6.6
Singapore Dollar	25,426	6.1
South Korean Won	24,417	5.9
Other currencies less than 5% of total net assets	38,445	9.3
	$412,676	99.3

Columbia Acorn Select

Statement of Investments (Unaudited), March 31, 2010

Number of Shares		Value (000)

Equities: 92.1%
Consumer Goods & Services 31.4%
	> Educational Services 11.3%
900,000	ITT Educational Services (a)	$101,232
	Post-secondary Degree Services
9,000,000	SkillSoft - ADR (a)(b)	92,880
	Web-based Learning Solutions (E-Learning)
1,500,000	Career Education (a)	47,460
	Post-secondary Education
775,681	Princeton Review (a)	2,707
	College Preparation Courses
		244,279
	> Retail 8.4%
3,700,000	Safeway	91,982
	Supermarkets
1,650,000	Abercrombie & Fitch	75,306
	Teen Apparel Retailer
310,000	lululemon athletica (a)	12,865
	Premium Active Apparel Retailer
500,382	Wet Seal (a)	2,382
	Specialty Apparel Retailer
		182,535
	> Travel 6.5%
8,000,000	Hertz (a)	79,920
	Largest U.S. Rental Car Operator
2,500,000	Expedia	62,400
	Online Travel Services Company
		142,320
	> Casinos & Gaming 2.1%
325,000,000	RexLot Holdings (China)	46,463
	Lottery Equipment Supplier in China
		46,463
	> Apparel 2.1%
1,135,000	Coach	44,855
	Designer & Retailer of Branded Leather Accessories
		44,855
	> Furniture & Textiles 0.5%
1,588,000	Steelcase	10,275
	Office Furniture
		10,275
	> Food & Beverage 0.3%
747,200	GLG Life Tech (Canada) (a)	5,903
	Produce an All-natural Sweetener Extracted from the Stevia Plant
17,500,000	Fu Ji Food & Catering Services (China) (a)(c)	180
	Food Catering Service Provider in China
		6,083
	> Other Consumer Services 0.2%
669,300	IFM Investments (Century 21 China RE)(China) (a)	4,685
	Provides Real Estate Services in China
		4,685
Consumer Goods & Services: Total		681,495

Information 20.6%
	> Mobile Communications 6.2%
1,550,000	Crown Castle International (a)	59,257
	Communications Towers
900,000	American Tower (a)	38,349
	Communications Towers in USA & Latin America
13,400,800	Globalstar (a)(d)	18,225
	Satellite Mobile Voice & Data Carrier
505,000	SBA Communications (a)	18,215
	Communications Towers
		134,046
	> Contract Manufacturing 6.1%
8,000,000	Sanmina-SCI (a)(b)	132,000
	Electronic Manufacturing Services
		132,000
	> Computer Services 2.1%
4,008,400	WNS - ADR (India) (a)(b)	43,010
	Offshore BPO (Business Process Outsourcing) Services
1,000,000	Hackett Group (a)	2,780
	IT Integration & Best Practice Research
		45,790
	> Business Software 1.9%
7,000,000	Novell (a)	41,930
	Directory, Operating System & Identity Management Software
		41,930
	> Financial Processors 1.5%
2,529,536	CardTronics (a)(b)	31,796
	Operates the World’s Largest Network of ATMs
		31,796
	> Computer Hardware & Related Equipment 1.5%
750,000	Amphenol	31,643
	Electronic Connectors
		31,643
	> Advertising 0.8%
3,657,860	VisionChina Media - ADR (China) (a)(b)	17,192
	Advertising on Digital Screens in China’s Mass Transit System
461,673	China Mass Media - ADR (China) (a)	1,320
	Media Planning Agency in China
		18,512
	> Instrumentation 0.5%
100,000	Mettler Toledo (a)	10,920
	Laboratory Equipment
		10,920
Information: Total		446,637

Energy & Minerals 16.9%
	> Oil & Gas Producers 9.6%
4,466,666	Pacific Rubiales Energy (Colombia) (a)(e)	86,336

Number of Shares		Value (000)

	> Oil & Gas Producers—continued
1,483,334	Pacific Rubiales Energy (Colombia) (a)	$28,815
	Oil Production & Exploration in Colombia
32,240,000	Canacol Energy (Canada) (a)(b)(e)	21,684
	Oil Producer in South America
1,050,000	Houston American Energy	19,057
	Oil & Gas Exploration/Production in Colombia
2,500,000	Gran Tierra Energy (Canada) (a)	14,769
	Oil Exploration & Production in Colombia, Peru & Argentina
25,883,000	ShaMaran Petroleum (Canada) (a)(b)(e)	13,736
5,117,000	ShaMaran Petroleum (Canada) (a)(b)	2,771
	Oil Exploration in Kurdistan
17,144,000	Cap-Link Ventures (Colombia) (a)(e)	5,753
17,144,000	Cap-Link Ventures-Warrants (Colombia) (a)(e)	3,376
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
10,000,000	Alange Energy (Colombia) (a)	5,612
	Oil & Gas Exploration/Production in Colombia
10,353,600	Petroamerica (Canada) (a)	4,893
	Oil Exploration & Production in Colombia
		206,802
	> Oil Services 3.3%
4,700,000	Tetra Technologies (a)(b)	57,434
	U.S.-based Services Company with Life of Field Approach
7,524,000	Tuscany International Drilling (Canada) (a)(e)	7,524
3,800,000	Tuscany International Drilling- Special Warrants (Canada) (a)(e)	5,700
	South America-based Drilling Rig Contractor
		70,658
	> Alternative Energy 2.8%
2,200,000	Canadian Solar (China) (a)(b)	53,504
	Solar Cell & Module Manufacturer
1,400,000	Real Goods Solar (a)(b)	4,760
	Residential Solar Energy Installer
3,020,160	Synthesis Energy Systems (China) (a)(b)	3,020
	Owner/Operator of Gasification Plants
		61,284
	> Agricultural Commodities 1.2%
38,000,000	Eacom Timber-Subscription Receipts (Canada) (a)(e)	26,939
	Canadian Lumber Producer
		26,939
Energy & Minerals: Total		365,683

Finance 11.0%
	> Brokerage & Money Management 5.2%
5,500,000	MF Global (a)	44,385
	Futures Broker
1,300,000	Eaton Vance	43,602
	Specialty Mutual Funds
1,100,000	SEI Investments	24,167
	Mutual Fund Administration & Investment Management
		112,154
	> Insurance 3.9%
13,500,000	Conseco (a)(b)	83,970
	Life, Long-term Care & Medical Supplement Insurance
		83,970
	> Credit Cards 1.9%
2,825,000	Discover Financial Services	42,092
	Credit Card Company
		42,092
Finance: Total		238,216

Industrial Goods & Services 8.9%
	> Waste Management 2.4%
1,500,000	Waste Management	51,645
	U.S. Garbage Collection & Disposal
		51,645
	> Machinery 2.1%
1,100,000	Ametek	45,606
	Aerospace/Industrial Instruments
		45,606
	> Outsourcing Services 1.6%
1,850,000	Quanta Services (a)	35,446
	Electrical & Telecom Construction Services
		35,446
	> Industrial Materials & Specialty Chemicals 1.3%
1,000,000	Nalco Holding Company	24,330
	Provider of Water Treatment & Process Chemicals & Services
587,189	ChemSpec International - ADR (China)	4,486
	Specialty Chemicals with Focus on Fluorinated Chemical Manufacturing
		28,816
	> Other Industrial Services 1.0%
600,000	Expeditors International of Washington	22,152
	International Freight Forwarder
		22,152
	> Industrial Distribution 0.5%
90,000	WW Grainger	9,731
	Industrial Distribution
		9,731
Industrial Goods & Services: Total		193,396

Other Industries 3.2%
	> Transportation 3.2%
1,300,000	JB Hunt Transport Services	46,644
	Truck & Intermodal Carrier

Number of Shares or Principal Amount (000)		Value (000)

	> Transportation—continued
900,000	American Commercial Lines (a)(b)	$22,590
	Operator of Inland Barges/Builder of Barges & Vessels
		69,234
Other Industries: Total		69,234

Health Care 0.1%
	> Biotechnology & Drug Delivery 0.1%
150,393	NPS Pharmaceuticals (a)	758
	Orphan Drugs & Healthy Royalties
		758
	> Health Care Services —%
27,500	Emdeon (a)	454
	Revenue & Payment Cycle Management
		454
Health Care: Total		1,212

Total Equities: 92.1% (Cost: $1,568,185)		1,995,873

Securities Lending Collateral: 0.0%
368,331	Dreyfus Government Cash Management Fund (f) (7 day yield of 0.010%)	368
Total Securities Lending Collateral: (Cost: $368)		368

Short-Term Obligations 7.0%
	> Repurchase Agreement 6.5%
$141,754	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/10, due 4/01/10 at 0.00%, collateralized by a U.S. Treasury obligation maturiting 1/15/13, market value $144,593 (repurchase proceeds $141,754)	141,754
		141,754
	> Commercial Paper 0.5%
10,400	Toyota Motor Credit 0.23% Due 4/01/10	10,400
		10,400
Total Short-Term Obligations: (Amortized Cost: $152,154)		152,154

Total Investments: 99.1% (Cost: $1,720,707)(g)		2,148,395

Obligation to Return Collateral for Securities Loaned: (0.0)%		(368)

Cash and Other Assets Less Liabilities: 0.9%		18,975

Total Net Assets: 100.0%		$2,167,002

ADR = American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Funds would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Funds’ Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Consumer Goods & Services	$634,852	$46,463	$180	$681,495
Information	446,637	—	—	446,637
Energy & Minerals	194,635	157,824	13,224	365,683
Finance	238,216	—	—	238,216
Industrial Goods & Services	193,396	—	—	193,396
Other Industries	69,234	—	—	69,234
Health Care	1,212	—	—	1,212
Total Equities	1,778,182	204,287	13,404	1,995,873
Total Securities Lending Collateral	368	—	—	368
Total Short-Term Obligations	—	152,154	—	152,154
Total Investments	$1,778,550	$356,441	$13,404	$2,148,395

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement, that have a holding period or an extended settlement period, are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the advisors experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

Certain Short-Term Obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities acquired via private placement but are not yet trading are valued using the market approach for which management has determined that the original transaction price is the best representation of fair value. Securities for which no market exist are valued based upon the market approach using inputs from the investment team but ultimately decided by the Board of Trustees. These may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

> Notes to Statement of Investments (dollar values in thousands)

The following table reconciles asset balances for the three-month period ending March 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of March 31, 2010
Consumer Goods & Services	$181	$—	$(1)	$—	$—	$180
Energy & Minerals	—	—	—	13,224	—	13,224
	$181	$—	$(1)	$13,224	$—	$13,404

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at March 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $1.

(a)          Non-income producing security.

(b)         An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares.

Holdings and transactions in these affiliated companies during the three months ended March 31, 2010, are as follows:

Affiliates	Balance of Shares Held 12/31/09	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/10	Value	Dividend
American Commercial Lines	1,125,000	—	225,000	900,000	$22,590	$—
Canacol Energy	32,240,000	—	—	32,240,000	21,684	—
Canadian Solar	1,900,000	300,000	—	2,200,000	53,504	—
CardTronics	2,620,000	—	90,464	2,529,536	31,796	—
China Mass Media - ADR*	1,662,685	—	1,201,012	461,673	1,320	—
Conseco	13,500,000	—	—	13,500,000	83,970	—
Globalstar*	13,400,800	—	—	13,400,800	18,225	—
Real Goods Solar	1,400,000	—	—	1,400,000	4,760	—
Sanmina-SCI	8,200,000	—	200,000	8,000,000	132,000	—
ShaMaran Petroleum	31,000,000	—	—	31,000,000	16,507	—
SkillSoft - ADR	9,000,000	—	—	9,000,000	92,880	—
Synthesis Energy Systems	2,200,000	820,160	—	3,020,160	3,020	—
Tetra Technologies	5,000,000	—	300,000	4,700,000	57,434	—
VisionChina Media - ADR	4,250,000	250,959	843,099	3,657,860	17,192	—
WNS - ADR	3,913,900	94,500	—	4,008,400	43,010	—
Total of Affiliated Transactions	131,412,385	1,465,619	2,859,575	130,018,429	$599,892	$—

*                 At March 31, 2010, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at March 31, 2010, was $665,672 and $599,892, respectively. Investments in affiliated companies represented 27.7% of total net assets at March 31, 2010.

(c)          Illiquid security.

(d)         All or a portion of this security was on loan at March 31, 2010. The total market value of Fund securities on loan at March 31, 2010 was $334.

(e)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2010, the value of these securities amounted to $171,048, which represented 7.89% of total net assets.

> Notes to Statement of Investments (dollar values in thousands)

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Pacific Rubiales Energy	7/12/07	4,466,666	$17,934	$86,336
Eacom Timber-Subscription Receipts	3/17/10	38,000,000	18,812	26,939
Canacol Energy	9/23/09	32,240,000	8,397	21,684
ShaMaran Petroleum	9/15/09	25,883,000	18,117	13,736
Tuscany International Drilling	3/18/10-3/23/10	7,524,000	7,524	7,524
Tuscany International Drilling-Special Warrants	2/12/10	3,800,000	5,700	5,700
Cap-Link Ventures	11/20/09	17,144,000	3,607	5,753
Cap-Link Ventures-Warrants	11/20/09	17,144,000	2,118	3,376
			$82,209	$171,048

(f)            Investment made with cash collateral received from securities lending activity.

(g)         At March 31, 2010, for federal income tax purposes, the cost of investments was $1,720,707 and net unrealized appreciation was $427,688, consisting of gross unrealized appreciation of $709,087 and gross unrealized depreciation of $281,399.

Columbia Thermostat Fund

Statement of Investments (Unaudited), March 31, 2010

Number of Shares or Principal Amount (000)		Value (000)

	> Stock Funds: 69.8%
502,246	Columbia Acorn International, Class Z	$17,810
1,442,043	Columbia Dividend Income Fund, Class Z	17,737
730,070	Columbia Marsico Growth Fund, Class Z	13,338
503,295	Columbia Acorn Fund, Class Z	13,327
350,761	Columbia Acorn Select, Class Z	8,913
680,115	Columbia Contrarian Core Fund, Class Z	8,903
784,230	Columbia Large Cap Enhanced Core Fund, Class Z	8,854
Total Stock Funds (Cost: $78,004)		88,882

	> Bond Funds: 29.8%
2,122,545	Columbia Intermediate Bond Fund, Class Z	18,997
1,024,570	Columbia U.S. Treasury Index Fund, Class Z	11,393
1,003,384	Columbia Conservative High Yield Fund, Class Z	7,606
Total Bond Funds (Cost: $37,273)		37,996

Short-Term Obligation 0.6%
	> Repurchase Agreement: 0.6%
$747	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/10, due 4/01/10 at 0.00%, collateralized by a U.S. Government Agency obligation, maturing 12/10/15, market value $765 (repurchase proceeds $747)	747
Total Short-Term Obligation (Cost: $747)		747

Total Investments: 100.2% (Cost: $116,024)(a)		127,625

Cash and Other Assets Less Liabilities: (0.2)%		(287)

Total Net Assets: 100.0%		$127,338

> Notes to Statement of Investments (dollar values in thousands)

* Security Valuation:

Investments in portfolio funds are valued at their net asset value as reported by the portfolio funds. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Funds would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Funds’ Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Stock Funds	$88,882	$—	$—	$88,882
Total Bond Funds	37,996	—	—	37,996
Total Short-Term Obligation	—	747	—	747
Total Investments	$126,878	$747	$—	$127,625

(a)          At March 31, 2010, for federal income tax purposes, the cost of investments was $116,024 and net unrealized appreciation was $11,601, consisting of gross unrealized appreciation of $12,610 and gross unrealized depreciation of $1,009.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 21, 2010

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	May 21, 2010